S-K 1604, De-SPAC Transaction	Jul. 24, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

After careful consideration, the ATII Board unanimously recommends that you vote: (1) “FOR” the Business Combination Proposal; (2) “FOR” the Domestication Merger Proposal; (3) “FOR” the Director Election Proposal; (4) “FOR” the Stock Issuance Proposal; (5) “FOR” the Organizational Documents Proposal; (6) “FOR” the Advisory Organizational Documents Proposals; (7) “FOR” the Equity Incentive Plan Proposal; and (8) “FOR” the Adjournment Proposal.

When you consider the ATII Board’s recommendation of these proposals, you should keep in mind that ATII’s directors and officers, as well as the Sponsor and the Initial Shareholders, have interests in the Business Combination that may conflict with the interests of holders of ATII Public Shares (as defined herein (each, an “ATII Public Shareholder”)). The ATII Board was aware of and considered these interests, among other matters, in evaluating and negotiating the Proposed Transaction and in recommending to holders of ATII Ordinary Shares that they vote in favor of the proposals presented at the extraordinary general meeting.

Additionally, the Sponsor, the Initial Shareholders and BTIG collectively have the right to vote an aggregate of 6,590,000 ATII Ordinary Shares, or approximately 22.27% of the 29,590,000 issued and outstanding ATII Ordinary Shares as of the Record Date, and have agreed to vote any ATII Ordinary Shares held by them in favor of each proposal presented at the extraordinary general meeting. Accordingly, 8,205,001 additional votes of holders of ATII Public Shares, or approximately 35.67% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, will be required to approve, by Ordinary Resolution of the holders of ATII Ordinary Shares, the Business Combination Proposal, the Director Election Proposal, the Stock Issuance Proposal, the Advisory Organizational Documents Proposals, the Equity Incentive Plan Proposal and, if presented, the Adjournment Proposal, while 13,136,667 additional votes of the holders of ATII Public Shares, or approximately 57.12% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, will be required to approve, by Special Resolution of the holders of ATII Ordinary Shares, the Domestication Merger Proposal and the Organizational Documents Proposal.
De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]

After careful consideration, the board of directors of ATII (the “ATII Board”) has (1) approved and declared advisable the Business Combination and the transactions contemplated thereby, (2) declared that the Business Combination and the transactions contemplated thereby are fair to and in the best interests of ATII and the holders of ATII Ordinary Shares, (3) determined that the Merger Agreement be submitted to the holders of ATII Ordinary Shares for the approval and adoption of the Business Combination and the transactions contemplated thereby, and (4) determined to recommend to the holders of ATII Ordinary Shares the adoption of the Merger Agreement and the approval of the Business Combination and the transactions contemplated thereby, including the election of six (6) directors to a staggered board of directors of Pubco following the Closing.

De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]

SUMMARY OF THE PROXY STATEMENT/PROSPECTUS

This summary highlights selected information from this proxy statement/prospectus related to the Business Combination and may not contain all of the information that is important to you. To understand the Business Combination more fully and for a more complete description of the legal terms of the Business Combination, you should carefully read and consider this entire proxy statement/prospectus and the annexes to this proxy statement/prospectus, including the Merger Agreement, as they contain important information about, among other things, the Business Combination and how it affects you. The Merger Agreement is attached as Annex A to this proxy statement/prospectus. You should carefully read and consider the entire Merger Agreement, which is the legal document that governs the Business Combination.

Parties to the Business Combination (page [•])

ATII

ATII is a blank check company incorporated on June 7, 2024, as a Cayman Islands exempted company to effect a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses during the Completion Window.

The ATII Public Units, ATII Public Shares and ATII Public Warrants are currently traded on Nasdaq under the ticker symbols “ATIIU,” “ATII” and “ATIIW,” respectively.

ATII’s principal executive office is located at 2093 Philadelphia Pike #1968, Claymont, DE 19703. Its telephone number is (725) 312-2430. ATII’s corporate website address is www.archimedesspac2.com. ATII’s website and the information contained on, or that can be accessed through, the website is not deemed to be incorporated by reference in, and is not considered part of, this proxy statement/prospectus.

Forge Nano

Forge Nano is a leading technology company pioneering domestic battery and semiconductor innovations. Forge Nano develops and commercializes nanocoating and ALD technologies, a process that provides perfectly conformal, atom-thin coatings on surfaces, wafers and powders for battery cells, semiconductor devices and other advanced hardware applications.

Forge Nano was incorporated in Delaware on July 14, 2017 pursuant to the DGCL. Forge Nano’s principal executive office is located at 12300 Grant St. #100, Thornton, CO 80241 and its telephone number is (720) 259-8579. Forge Nano’s corporate website address is www.forgenano.com. Forge Nano’s website and the information contained on, or that can be accessed through, the website is not deemed to be incorporated by reference in, and is not considered part of, this proxy statement/prospectus.

Pubco

Pubco is a wholly-owned subsidiary of ATII formed solely for the purpose of effecting the Domestication Merger and the Business Combination. Pursuant to the Merger Agreement, at least one day prior to the First Effective Time and at the Domestication Merger Effective Time, ATII and Pubco will consummate the Domestication Merger, with Pubco as the surviving corporation, as more fully described elsewhere in this proxy statement/prospectus. Pubco was incorporated in Delaware on December 4, 2025. Pubco owns no material assets and does not operate any business. Pubco’s principal executive office is located at 2093 Philadelphia Pike #1968, Claymont, DE 19703. Its telephone number is (725) 312-2430.

Merger Sub I

Merger Sub I is a wholly-owned subsidiary of ATII formed solely for the purpose of effecting the First Company Merger. Pursuant to the Merger Agreement, at least one day following the Domestication Merger Effective Time and at the First Effective Time, Merger Sub I will merge with and into Forge Nano, with Forge Nano as the Initial Surviving Corporation and a wholly-owned subsidiary of Pubco. Merger Sub I was incorporated in Delaware on December 4, 2025. Merger Sub I owns no material assets and does not operate any business. Merger Sub I’s principal executive office is located at 2093 Philadelphia Pike #1968, Claymont, DE 19703. Its telephone number is (725) 312-2430.

Merger Sub II

Merger Sub II is a wholly-owned subsidiary of ATII formed solely for the purpose of effecting the Second Company Merger. Immediately following the First Effective Time and at the Second Effective Time, the Initial Surviving Corporation will merge with and into Merger Sub II, with Merger Sub II as the surviving entity and a wholly-owned subsidiary of Pubco. Merger Sub II was formed in Delaware on December 11, 2025. Merger Sub II owns no material assets and does not operate any business. Merger Sub II’s principal executive office is located at 2093 Philadelphia Pike #1968, Claymont, DE 19703. Its telephone number is (725) 312-2430.

Background of the Business Combination

ATII was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or other similar business combination with one or more businesses. Following completion of the IPO, at the direction of the ATII Board, ATII’s management and directors commenced an active search for potential business combination targets, capitalizing on the substantial deal sourcing, investing and operating expertise of the Sponsor, ATII’s directors and ATII’s management team to identify and combine with one or more businesses with high growth potential for purposes of consummation of our initial business combination pursuant to the Current Charter. Through the networks of relationships of its management team and the Sponsor and its affiliates, representatives of ATII contacted, and representatives of ATII were contacted by, a number of individuals, financial advisors and other entities who offered to present ideas for business combination opportunities, including several investment banks and advisors.

ATII evaluated over 50 potential target businesses for its initial business combination prior to entering into the Merger Agreement with Forge Nano. Of the over 50 potential target businesses that ATII evaluated for its initial business combination, ATII executed non-disclosure agreements with approximately 20 of them. Of the potential targets for its initial business combination that ATII signed non-disclosure agreement with, ATII entered into letter of intent negotiations with 5 of the targets. ATII’s management ultimately decided to focus its efforts on Forge Nano based on consideration of Forge Nano’s superior differentiated technology, market positioning, investor and client base, growth potential and public readiness.

The terms of the Merger Agreement are the result of extensive negotiations between the representatives of ATII and Forge Nano, each in consultation with its advisors, which occurred between August 8, 2025 and April 20, 2026.

ATII and Forge Nano pursued the PIPE Investment in order to provide additional capital to fund Pubco’s and/or Forge Nano’s operations, research and development, and management after the Business Combination is completed.

Concurrently with the execution of the Merger Agreement, on April 20, 2026, ATII, Pubco and Forge Nano entered into the PIPE Subscription Agreement with the Initial PIPE Investor, pursuant to which Pubco has agreed to, substantially concurrently with, and contingent upon, the consummation of the Business Combination, sell to the Initial PIPE Investor an aggregate of 10,000,000 shares of Pubco Common Stock at a subscription price of $10.00 per share, together with PIPE Warrants to purchase an aggregate of 15,000,000 shares of Pubco Common Stock, each with an exercise price of $10.00 per share (subject to adjustments as described below), for an aggregate purchase price of $100,000,000. Pursuant to the Purchaser Support Agreement, entered into concurrently with the execution of the Merger Agreement, the Sponsor has agreed to transfer at the Closing of an aggregate of 3,000,000 Founder Shares to the Initial PIPE Investor in connection with the PIPE Financing. In the event that on the 21st trading day following the six-month anniversary of the Closing, the VWAP (as defined in the PIPE Warrant Certificate) of Pubco Common Stock is less than the Exercise Price (as defined in the PIPE Warrant Certificate), Pubco will issue to the Initial PIPE Investor the Reset PIPE Warrants entitling the Initial PIPE Investor to purchase up to 10,000,000 shares of Pubco Common Stock, in an amount equal to (i) the product of (x) 5,000,000 multiplied by (y) the Exercise Price then in effect divided by the PIPE Reset Price minus (ii) 5,000,000. In addition, if, on the 24-month anniversary of the Closing Date, the Initial PIPE Investor certifies in writing that the Initial PIPE Investor beneficially owns 5,000,000 shares of Pubco Common Stock, Pubco will issue to the Initial PIPE Investor the Additional PIPE Warrants entitling the Initial PIPE Investor to purchase 5,000,000 shares of Pubco Common Stock. The PIPE Warrants and the Additional PIPE Warrants have an initial exercise price of $10.00 per share, subject to a one-time downward reset based on the trading price of Pubco Common Stock following the Closing, with a floor of $7.28 per share if, as of the Closing, Pubco or any of its subsidiaries has entered into a binding commitment for at least $200,000,000 of debt financing that has been publicly disclosed, and $5.00 per share otherwise. The Reset PIPE Warrants, if issued, would have an exercise price equal to the reduced exercise price resulting from such reset (which would not be less than the applicable floor price).

Additionally, ATII, Pubco and Forge Nano have entered into the Additional Subscription Agreements with the Additional PIPE Investors, pursuant to which Pubco has agreed to, substantially concurrently with, and contingent upon, the consummation of the Business Combination, sell an aggregate of 2,300,000 Additional PIPE Subscribed Shares to the Additional PIPE Investors at a subscription price of $10.00 per share for an aggregate commitment of $23,000,000.

As contemplated by the Merger Agreement, the structure and timing of the Business Combination, the PIPE Investment and the Additional PIPE Investment are consistent with common practice in initial business combination transactions consummated by special purpose acquisition companies. In addition, the timing for the consummation of the Business Combination provided for in the Merger Agreement was determined and agreed by the parties in light of general business considerations weighing in favor of consummating the transaction promptly and the deadline for ATII to complete an initial business combination during the Completion Window pursuant to the Current Charter.

For more information, see “Proposal No. 1 — The Business Combination Proposal — Background of the Business Combination.”

Organizational Structure

The following diagram depicts a simplified version of the current organizational structures of ATII and Forge Nano prior to, and after, the consummation of the Proposed Transaction, taking into account various assumptions, as further described below under the sections of this proxy statement/prospectus entitled “Proposal No. 1 – The Business Combination Proposal – Ownership of Pubco After the Closing” and “Unaudited Pro Forma Condensed Combined Financial Information.”

All of the relative percentages below are for illustrative purposes only and are based on certain assumptions as described in the section entitled “Unaudited Pro Forma Condensed Combined Financial Information.” For more information, including the ownership percentages in the No Additional Redemptions Scenario and the effect of certain dilutive securities, see the section entitled “Proposal No. 1 – The Business Combination Proposal – Ownership of Pubco After the Closing” and as described under the presentation described as “Assuming No Additional Redemptions Scenario” in the section entitled “Unaudited Pro Forma Condensed Combined Financial Information.

Simplified Pre-Business Combination Structures

Simplified Post-Business Combination Structures(1)

(1)

Represents the organizational structure immediately following the Business Combination. As presented, the ownership in Forge Nano Holdings Inc. excludes all potential equity interests related to (a) 420,000 shares of Pubco Common Stock underlying the Pubco SPAC Warrants that were originally issued as ATII Private Warrants, (b) the 11,500,000 shares of Pubco Common Stock underlying the Pubco SPAC Warrants that were originally issued as ATII Public Warrants, (c) the 8,896,715 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants, (d) the 2,344,371 shares of Pubco Common Stock underlying the Pubco Ascent Warrants, (e) the 15,000,000 shares of Pubco Common Stock underlying the PIPE Warrants, (f) the 10,000,000 shares of Pubco Common Stock underlying the Reset PIPE Warrants, (g) the 5,000,000 shares of Pubco Common Stock underlying the Additional PIPE Warrants and (h) the 90,000,000 Earn-Out Shares in the No Additional Redemptions Scenario and the Maximum Redemptions Scenario, respectively.

(2)	Represents anticipated equity ownership under the No Additional Redemptions Scenario.
(3)	Represents anticipated equity ownership under the Maximum Redemptions Scenario.

Probable Acquisition of HzO

Following the closing of the Business Combination and pending negotiation of definitive agreements, Forge Nano intends to acquire HzO, a provider of parylene-based thin-film coating solutions that protect electronic components from moisture, corrosion and other environmental damage with operations in the United States, Mexico and Asia. Forge Nano and HzO have entered into a term sheet pursuant to which Forge Nano would acquire 100% of the equity of HzO for an aggregate consideration of $55 million paid shares of Pubco Common Stock. The parties are currently negotiating a definitive merger agreement. Forge Nano considers the acquisition of HzO to be probable as of the date hereof. HzO’s coating capabilities are complementary to Forge Nano’s ALD platform and are expected to expand the combined company’s environmental barrier protection offerings. The acquisition of HzO is not conditioned upon the consummation of the Business Combination, and the Business Combination is not conditioned upon the acquisition of HzO.

The Proposals to be Submitted at the Extraordinary General Meeting

Proposal No. 1 — The Business Combination Proposal

As discussed in this proxy statement/prospectus, ATII will ask the holders of ATII Ordinary Shares to approve and adopt, by Ordinary Resolution of the holders of ATII Ordinary Shares, the Business Combination Proposal. The ATII Board has unanimously approved the Business Combination Proposal and recommended its approval to the holders of ATII Ordinary Shares at the extraordinary general meeting.

The Business Combination (page [    ])

Domestication Merger

On the terms and subject to the conditions of the Merger Agreement, and in accordance with the Companies Act and the DGCL, at least one (1) day prior to the First Effective Time, and at the Domestication Merger Effective Time, ATII will re-domicile and become a Delaware corporation by merging with Pubco, following which the separate corporate existence of ATII will cease and Pubco will continue its corporate existence as the surviving corporation under the DGCL. At the Domestication Merger Effective Time, Pubco, as the surviving corporation under the DGCL pursuant to the Domestication Merger, will no longer be subject to the provisions of the Companies Act. At the Domestication Merger Effective Time, Pubco will adopt Delaware Organizational Documents, which will provide, among other things, that the name of Pubco will be changed to “Forge Nano Holdings Inc.”

If the Domestication Merger Proposal is approved, ATII and Pubco will consummate the Domestication Merger by executing and filing (1) a Plan of Merger, appended to the accompanying proxy statement/prospectus as Exhibit 3.4 (and any other documents required by the Companies Act) with the Cayman Registrar pursuant to Sections 233 and 237 of the Companies Act and such other filings or recordings in accordance with the Companies Act in connection with the consummation of the Domestication Merger and (2) a certificate of merger with the Secretary of State of the State of Delaware and such other filings or recordings in accordance with the relevant provisions of the DGCL in connection with the consummation of the Domestication Merger. The Domestication Merger will become effective at such time when the Plan of Merger is registered by the Cayman Registrar and when the certificate of merger is filed with the Secretary of State of the State of Delaware, or such later time as may be specified in the Plan of Merger and certificate of merger in accordance with the Companies Act and DGCL, respectively.

Immediately prior to the Domestication Merger Effective Time, each then issued and outstanding ATII Unit will separate and convert automatically into one ATII Ordinary Share and one-half of one ATII Warrant, and all ATII Units will cease to be outstanding and will cease to exist. At the Domestication Merger Effective Time, (1) each then issued and outstanding ATII Ordinary Share (which, for the avoidance of doubt, includes ATII Ordinary Shares held as a result of the separation of the ATII Units, but does not include any ATII Public Shares subject to Redemption) will be cancelled in exchange for the right to receive one share of Pubco Common Stock, (2) each ATII Warrant that is outstanding and unexercised will convert automatically into one Pubco SPAC Warrant pursuant to the terms of the ATII Warrant Agreement and (3) each ATII Public Share subject to Redemption issued and outstanding immediately prior to the Domestication Merger Effective Time will automatically be cancelled and cease to exist and will thereafter represent only the right of such ATII Public Shareholder to be paid a pro rata share of the Redemption Price in accordance with the Current Charter.

For more information, please see the section of this proxy statement entitled “Proposal No. 2 – The Domestication Merger Proposal.”

First Company Merger

On the terms and subject to the conditions set forth in the Merger Agreement, and in accordance with the DGCL, at least one (1) day following the Domestication Merger Effective Time, and at the First Effective Time, Merger Sub I will merge with and into Forge Nano, following which the separate corporate existence of Merger Sub I will cease and Forge Nano will continue its corporate existence as the Initial Surviving Corporation under the DGCL. As a result of the First Company Merger, Forge Nano will become a wholly-owned subsidiary of Pubco.

If the Business Combination Proposal is approved, ATII and Forge Nano will cause the First Company Merger to be consummated by executing and filing a certificate of merger with the Secretary of State of the State of Delaware and make such other filings or recordings, in each case, in accordance with the relevant provisions of the DGCL in connection with the consummation of the First Company Merger. The First Company Merger will become effective at such time as the certificate of merger with respect to the First Company Merger has been fully filed with the Secretary of State of the State of Delaware or at such later date or time as may be agreed by the parties in writing and specified in the certificate of merger in accordance with the DGCL.

Merger Consideration

Forge Nano Stock; Forge Nano Convertible Securities

At the First Effective Time: (i) each share of each class of Forge Nano Preferred Stock that is issued and outstanding immediately prior to the First Effective Time shall be converted into shares of Forge Nano Common Stock pursuant to Forge Nano’s organizational documents as in effect immediately prior to the First Effective Time; (ii) each share of Forge Nano Common Stock that is issued and outstanding immediately prior to the First Effective Time (including shares of Forge Nano Common Stock issued upon conversion of the shares of Forge Nano Preferred Stock, but not including treasury shares which will be canceled immediately prior to the First Effective Time) will be cancelled and automatically converted into the right to receive, without interest, the Applicable Per Share Merger Consideration; (iii) each Forge Nano Warrant that is issued and outstanding and unexpired immediately prior to the First Effective Time will be assumed by Pubco and become a corresponding Pubco Forge Nano Warrant, subject to the same terms and conditions (including vesting and exercisability) as were applicable to the corresponding Forge Nano Warrant immediately prior to the First Effective Time; and (iv) each Forge Nano Ascent Option that is issued and outstanding and unexpired immediately prior to the First Effective Time will be cancelled and converted into one Pubco Ascent Warrant pursuant to the Pubco Ascent Warrant Agreement, substantially in the form attached to the Merger Agreement.

Earn-Out

Pursuant to the terms of the Merger Agreement, and subject to the terms and conditions set forth therein, the Forge Nano Stockholders who receive Closing Payment Shares and the holders of Pubco Convertible Securities issued in exchange for Forge Nano Convertible Securities, if any, will be entitled to receive a proportional amount of up to an aggregate of 90,000,000 Earn-Out Shares, issuable upon achievement of certain milestones during the Earn-Out Period. The Earn-Out Shares will be issued at or prior to the Closing to the Escrow Agent and will be disbursed therefrom upon achievement of the applicable milestones as follows:

●	30,000,000 Earn-Out Shares if, within the Earn-Out Period, (1) the VWAP (as defined in the Merger Agreement) of Pubco Common Stock equals or exceeds $15.00 per share over any 30 trading day period or (2) the revenue, determined in accordance with GAAP applied on a consistent basis, publicly reported by Pubco in its annual or quarterly reports filed with the SEC for the preceding twelve months equals or exceeds $400,000,000;
●	30,000,000 Earn-Out Shares if, within the Earn-Out Period, (1) the VWAP of Pubco Common Stock equals or exceeds $20.00 per share over any 30 trading day period or (2) the revenue, determined in accordance with GAAP applied on a consistent basis, publicly reported by Pubco in its annual or quarterly reports filed with the SEC for the preceding twelve months equals or exceeds $600,000,000; and
●	30,000,000 Earn-Out Shares if, within the Earn-Out Period, (1) the VWAP of Pubco Common Stock equals or exceeds $25.00 per share over any 30 trading day period or (2) the revenue, determined in accordance with GAAP applied on a consistent basis, publicly reported by Pubco in its annual or quarterly reports filed with the SEC for the preceding twelve months equals or exceeds $800,000,000.

The milestones applicable to the Earn-Out Shares operate on a cumulative basis, such that if a higher milestone is achieved, the lower milestones are deemed achieved as well and the Earn-Out Shares attributable to such achieved milestone and each lower milestone will be disbursed. The Earn-Out Shares attributable to holders of Pubco Convertible Securities issued in exchange for Forge Nano Convertible Securities, if any, pursuant to the Merger Agreement will only be disbursed by the Escrow Agent if an applicable milestone is achieved upon the exercise, conversion or settlement thereof in accordance with their terms.

Ownership of Applicable Per Share Merger Consideration (page [•])

All shares of Pubco Common Stock and Earn-Out Shares to be issued to the Forge Nano Stockholders who receive Closing Payment Shares and holders of Pubco Convertible Securities issued in exchange for Forge Nano Convertible Securities in accordance with, and subject to the terms and conditions of, the Merger Agreement, will be issued by Pubco fully paid and non-assessable, free and clear of all liens, other than restrictions arising from applicable securities laws or from any Lock-Up Agreement between Pubco and the Forge Nano Lock-Up Holders, who are expected to collectively own approximately [53.15]% of Pubco Common Stock at Closing assuming the No Additional Redemptions Scenario, and approximately [63.03]% of Pubco Common Stock at Closing assuming the Maximum Redemptions Scenario, pursuant to which the Forge Nano Lock-Up Holders are subject to transfer restrictions (subject to certain exceptions). For more information about the Merger Agreement and the Business Combination, see the section titled “Proposal No. 1 – The Business Combination Proposal.”

Treatment of Forge Nano Equity Awards (page [●])

At the First Effective Time, each Forge Nano Option that is issued and outstanding and unexpired immediately prior to the First Effective Time will be converted into one Pubco Option on substantially the same terms and conditions, including with respect to vesting and termination-related provisions (as applicable, except that such Pubco Options will relate to the number of whole shares of Pubco Common Stock (rounded down to the nearest whole share) equal to the product (rounded down to the nearest whole number) of (a) the number of shares of Forge Nano Common Stock subject to such Forge Nano Option immediately prior to the First Effective Time and (b) the quotient of (1) the Applicable Per Share Merger Consideration divided by (ii) the Equity Award Conversion Amount (as defined in the Merger Agreement), with an exercise price per Pubco Option (rounded up to the nearest whole cent) equal to the quotient obtained by dividing (x) the exercise price per Forge Nano Option by (ii) the Equity Award Conversion Amount).

Second Company Merger

Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, immediately following the First Effective Time, the Initial Surviving Corporation will merge with and into Merger Sub II, with Merger Sub II surviving as the Surviving Company and Pubco acquiring one membership interest in the Surviving Company and such membership interest will constitute the only outstanding equity of the Surviving Company.

For more information, please see the section of this proxy statement entitled “Proposal No. 1 – The Business Combination Proposal – Merger Consideration.”

Material U.S. Federal Income Tax Considerations of the Business Combination (page 197)

For a description of certain material U.S. federal income tax considerations of the Business Combination and the exercise of Redemption Rights and the ownership and disposition of shares of Pubco Common Stock and/or Pubco Warrants in connection with the Business Combination, see the section titled “Material U.S. Federal Income Tax Considerations.”

Appraisal Rights (page 129)

Appraisal rights are not available to holders of ATII Ordinary Shares in connection with the Business Combination.

Regulatory Approvals Required for the Business Combination (page [•])

U.S. Regulatory Clearance

Under the Merger Agreement, the Business Combination cannot be consummated until the waiting period applicable to the Business Combination under the HSR Act have expired or been terminated.

The Business Combination is not subject to any federal or state regulatory requirements or approvals, except for filings with the State of Delaware necessary to effectuate the Business Combination at the Closing.

For more information, please see the section of this proxy statement/prospectus entitled “Proposal No. 1 – The Business Combination Proposal – Regulatory Approvals Required for the Business Combination.

Conditions to Closing (page 155)

The obligations of the parties to consummate the Business Combination are subject to the satisfaction or waiver of customary conditions, including (among other conditions) the following:

●	the adoption of the Merger Agreement and Plan of Merger, by Ordinary Resolution of the holders of ATII Ordinary Shares, being a resolution approved by a simple majority of the outstanding ATII Ordinary Shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the extraordinary general meeting;
●	the delivery by Forge Nano to ATII of an irrevocable written consent of the holders of Forge Nano Stock sufficient to approve the First Company Merger and the other transactions contemplated by the Merger Agreement;
●	the absence of any legal restraints preventing or prohibiting the consummation of the Business Combination;
●	the expiration or termination of any waiting period (and any extension thereof) applicable to the consummation of the Business Combination under the HSR Act;
●	the accuracy of the representations and warranties contained in the Merger Agreement (subject to certain materiality qualifiers);
●	the performance and compliance in all material respects by the parties of their respective covenants, agreements and obligations required by the Merger Agreement to be performed or complied with by such party at or prior to the First Effective Time;
●	the registration statement – of which this proxy statement/prospectus forms a part – must have been declared effective by the SEC in accordance with the provisions of the Securities Act;
●	the shares of Pubco Common Stock (including the shares of Pubco Common Stock to be issued under the Merger Agreement and the ancillary documents thereto) having been approved for listing on Nasdaq; and
●	ATII and Forge Nano have each received a copy of the A&R Registration Rights Agreement, duly executed by Pubco, Forge Nano and the Forge Nano Stockholders who received Closing Payment Shares and the holders of Pubco Convertible Securities issued in exchange for Forge Nano Convertible Securities.

For more information, please see the section of this proxy statement/prospectus entitled “Proposal No. 1 – The Business Combination Proposal – Conditions to the Closing of the Business Combination.”

Vote Required for Approval

The approval and adoption of the Business Combination Proposal requires an Ordinary Resolution of the holders of ATII Ordinary Shares under the Companies Act and the Current Charter, being a resolution passed by the affirmative vote of a simple majority of the votes cast by holders of the ATII Ordinary Shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the extraordinary general meeting (assuming presence of a quorum).

Each Condition Precedent Proposal is conditioned upon the approval of the other Condition Precedent Proposals. Therefore, if all Condition Precedent Proposals are not approved, none of the Condition Precedent Proposals will have any effect, even if certain Condition Precedent Proposals are approved by holders of ATII Ordinary Shares.

The Sponsor, which includes among its members each of the Insiders, the Initial Shareholders and BTIG collectively own 6,590,000 ATII Ordinary Shares. As a result, as of the date of the accompanying proxy statement/prospectus, the Sponsor, the Insiders, the Initial Shareholders and BTIG collectively own approximately 22.27% of the 29,590,000 ATII Ordinary Shares issued and outstanding as of the Record Date. Accordingly, 8,205,001 additional votes of holders, or approximately 35.67% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, will be required to approve, by Ordinary Resolution of the holders of ATII Ordinary Shares, the Business Combination Proposal, the Director Election Proposal, the Stock Issuance Proposal, the Advisory Organizational Documents Proposals, the Equity Incentive Plan Proposal and, if

presented, the Adjournment Proposal, while 13,136,667 additional votes of the holders, or approximately 57.12% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, will be required to approve, by Special Resolution of the holders of ATII Ordinary Shares, the Domestication Merger Proposal and the Organizational Documents Proposal.

Date, Time and Place of the Extraordinary General Meeting

The extraordinary general meeting to consider and vote on the proposal to adopt the Merger Agreement will be held at           Eastern Time on             , 2026 and will be a virtual meeting conducted via live webcast at           (the “extraordinary general meeting website”). For the purposes of Cayman Islands law and the Current Charter, the physical location of the extraordinary general meeting will be at the offices of ATII at.

Registering for the Extraordinary General Meeting

Any holder of ATII Ordinary Shares wishing to attend the extraordinary general meeting virtually must pre-register for the extraordinary general meeting at         by          Eastern Time on            , 2026. For purposes of attendance at the extraordinary general meeting, all references in this proxy statement to “present” shall mean virtually present at the extraordinary general meeting. To register for the extraordinary general meeting, please follow these instructions as applicable to the nature of your ownership of ATII Ordinary Shares:

●	If your ATII Ordinary Shares are registered in your name with the Transfer Agent and you wish to attend the virtual meeting, go to , enter the 12-digit control number included on your proxy card or notice of the extraordinary general meeting and click on the “Click here to preregister for the online meeting” link at the top of the page. Just prior to the start of the extraordinary general meeting you will need to log back into the extraordinary general meeting site using your control number. Pre-registration is recommended, but is not required in order to attend.
●	If your ATII Ordinary Shares are held in a stock brokerage account or by a bank or other nominee, you are considered the “beneficial holder” of the ATII Ordinary Shares held for you in what is known as “street name.” Beneficial holders of ATII Ordinary Shares who wish to attend the extraordinary general meeting must obtain a legal proxy by contacting their account representative at the bank, broker, or other nominee that holds their ATII Ordinary Shares and e-mail a copy (a legible photograph is sufficient) of their legal proxy to . Beneficial holders of ATII Ordinary Shares who e-mail a valid legal proxy will be issued a 12-digit meeting control number that will allow them to register to attend and participate in the virtual extraordinary general meeting. After contacting the Transfer Agent, such holder of ATII Ordinary Shares will receive an e-mail prior to the extraordinary general meeting with a link and instructions for attending the virtual extraordinary general meeting. Beneficial holders of ATII Ordinary Shares should contact the Transfer Agent at least five business days prior to the extraordinary general meeting date in order to ensure access.

Voting Power; Record Date

Only holders of ATII Ordinary Shares at the close of business on the Record Date are entitled to notice of the extraordinary general meeting and to vote at the extraordinary general meeting pursuant to the Companies Act and the Current Charter. A list of holders of ATII Ordinary Shares entitled to vote at the extraordinary general meeting will be available at our principal executive offices located at 2093 Philadelphia Pike #1968, Claymont, DE 19703, during regular business hours for a period of no less than ten days prior to the extraordinary general meeting, as well as electronically at the extraordinary general meeting website. As of        , 2026, which is the Record Date for the extraordinary general meeting, there were 29,590,000 ATII Ordinary Shares outstanding, of which 23,000,000 were ATII Public Shares held by persons other than the Insiders. Holders of ATII Ordinary Shares will be entitled to one vote for each ATII Ordinary Share owned at the close of business on the Record Date.

If you hold your ATII Ordinary Share in “street name”, you should instruct your bank, broker or other nominee how to vote your ATII Ordinary Shares at the extraordinary general meeting in accordance with the voting instruction form that you will receive from your bank, broker or other nominee. Your bank, broker or other nominee cannot vote on any of the proposals, including the Business Combination Proposal, without your instructions. ATII Warrants do not have voting rights.

Abstentions and Broker Non-Votes

If your ATII Ordinary Shares are held in a stock brokerage account or by a bank or other nominee, you are considered the “beneficial holder” of the ATII Ordinary Shares held for you in what is known as “street name.” If this is the case, this proxy statement/prospectus may have been forwarded to you by your brokerage firm, bank or other nominee, or its agent, and you may need to obtain a proxy form from the institution that holds your ATII Ordinary Shares and follow the instructions included on that form regarding how to instruct your broker, bank or nominee as to how to vote your ATII Ordinary Shares. Under the rules of various national and regional securities exchanges, your broker, bank, or nominee cannot vote your ATII Ordinary Shares with respect to non-discretionary matters unless you provide instructions on how to vote in accordance with the information and procedures provided to you by your broker, bank, or nominee. We believe all the proposals presented to the holders of ATII Ordinary Shares will be considered non-discretionary and therefore your broker, bank, or nominee cannot vote your ATII Ordinary Shares without your instruction. Your bank, broker, or other nominee can vote your ATII Ordinary Shares only if you provide instructions on how to vote. As the beneficial holder of the ATII Ordinary Shares, you have the right to direct your broker, bank or other nominee as to how to vote your ATII Ordinary Shares and you should instruct your broker to vote your ATII Ordinary Shares in accordance with directions you provide. If you do not provide voting instructions to your broker on a particular proposal on which your broker does not have discretionary authority to vote, your ATII Ordinary Shares will not be voted on that proposal. This is called a “broker non-vote.”

Abstentions and broker non-votes, while considered present for the purposes of establishing a quorum at the extraordinary general meeting, will not count as votes cast at the extraordinary general meeting, and otherwise will have no effect on a particular proposal under the Companies Act and the Current Charter.

Quorum

A quorum of holders of ATII Ordinary Shares is necessary to hold a valid extraordinary general meeting. A quorum will be present at the extraordinary general meeting if the holders of at least a majority of the 29,590,000 issued and outstanding ATII Ordinary Shares entitled to vote at the extraordinary general meeting as of the Record Date are represented in person or by proxy. As such, the presence, in person or represented by proxy, at the extraordinary general meeting of the holders of at least 14,795,001 holders of ATII Ordinary Shares entitled to vote at the extraordinary general meeting as of the Record Date, would be required to achieve a quorum at the extraordinary general meeting.

Because the Sponsor, which includes among its members each of the Insiders, the Initial Shareholders and BTIG collectively have the right to vote 6,590,000 ATII Ordinary Shares, or approximately 22.27% of the 29,590,000 issued and outstanding ATII Ordinary Shares as of the Record Date, at the extraordinary general meeting and will attend the extraordinary general meeting, we would need the presence, in person or represented by proxy, at the extraordinary general meeting of the holders of at least an additional 8,205,001 ATII Public Shares, or approximately 35.67% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, to establish a quorum to hold the extraordinary general meeting in connection with the Proposed Transaction.

Abstentions and broker non-votes, while considered present for the purposes of establishing a quorum at the extraordinary general meeting, will not count as a vote cast at the extraordinary general meeting and otherwise will have no effect on a particular proposal under the Companies Act and the Current Charter. In the event that quorum is not present at the extraordinary general meeting, it is expected that the extraordinary general meeting will be adjourned to solicit additional proxies.

Recommendation of ATII Board

The ATII Board, after considering the factors more fully described in the enclosed proxy statement/prospectus, has unanimously: (i) determined that the Merger Agreement and the transactions contemplated thereby, including the Business Combination, are fair to and in the best interests of ATII and the holders of ATII Ordinary Shares, (ii) approved and declared advisable the Merger Agreement and the transactions contemplated thereby, including the execution, delivery and performance of the Merger Agreement, (iii) directed that the adoption of the Merger Agreement be submitted to a vote of the holders of ATII Ordinary Shares at the extraordinary general meeting and (iv) resolved to recommend the adoption of the Merger Agreement and the approval of the Business Combination Proposal by the holders of ATII Ordinary Shares at the extraordinary general meeting.

ATII Board’s Reasons for the Approval of the Business Combination and the Transaction Contemplated Thereby

The ATII Directors and officers of ATII have substantial experience in evaluating the operating and financial merits of companies from a wide range of industries and concluded that their experience and background enabled such ATII Directors and officers of ATII to make the necessary analyses and determinations regarding the Business Combination. After careful consideration of the terms and conditions of the Merger Agreement, the ATII Board has determined that the Business

Combination and the transactions contemplated thereby are fair to and in the best interests of ATII and the holders of ATII Ordinary Shares because the ATII Board believes that Forge Nano is a company with strong revenue growth potential. Forge Nano has been operating for some time and the ATII Board believes that they have demonstrated a good return on investment capital for their client base in the semiconductor space. In reaching its decision with respect to the Business Combination and the transactions contemplated thereby, the ATII Board also reviewed various industry and financial data and the due diligence and evaluation materials provided by Forge Nano, demonstrating that Forge Nano has a business plan dedicated to both near-term cash flow as well as long-term growth. The majority of the independent directors of the ATII Board are not required, under the Current Charter or the Companies Act, to retain an unaffiliated representative to act solely on behalf of unaffiliated ATII Public Shareholders for purposes of negotiating the terms of the Merger Agreement and/or preparing a report concerning the approval of the Business Combination, and no such person was retained. For additional information regarding the positive and negative factors the ATII Board considered in evaluating the Business Combination, see the section entitled “Proposal No. 1 — The Business Combination Proposal — ATII Board Reasons for the Approval of the Business Combination” on page [    ].

Interests of the Sponsor and ATII’s Directors and Officers in the Business Combination

In considering the recommendation of the ATII Board to vote in favor of approval of the Business Combination Proposal, the Domestication Merger Proposal, the Director Election Proposal, the Stock Issuance Proposal, the Organizational Documents Proposal, the Advisory Organizational Documents Proposal, the Equity Incentive Plan Proposal and the Adjournment Proposal, holders of ATII Ordinary Shares should keep in mind that the Sponsor, ATII’s directors and officers, and entities affiliated with them, have interests in such proposals that are different from, or in addition to, the interests of unaffiliated security holders of ATII. See “Proposal No. 1 — The Business Combination Proposal — Interests of the Sponsor, and ATII’s Directors and Officers in the Business Combination.”

The existence of financial and personal interests of one or more of ATII’s directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of ATII and the unaffiliated ATII Public Shareholders and what he, she or they may believe is best for himself, herself or themselves. In addition, the Sponsor and ATII’s officers have interests in the Business Combination that may conflict with your interests as an unaffiliated ATII Public Shareholder.

Such interests of the Sponsor, as well as ATII’s directors and officers, may have influenced their motivation in identifying and selecting Forge Nano as a business combination target, completing an initial business combination with Forge Nano and influencing the operation of the business following the Closing. In considering the recommendation of the ATII Board to vote for the proposals, holders of ATII Ordinary Shares should consider these interests.

Further, unaffiliated ATII Public Shareholders should keep in mind that Forge Nano’s officers, directors and entities affiliated with them, have interests in such proposals that are different from, or in addition to, those of unaffiliated ATII Public Shareholders. See “Proposal No. 1 — The Business Combination Proposal — Interests of the Sponsor and ATII’s Directors and Officers in the Business Combination” and “Certain Relationships and Related Party Transactions” for more information related to certain transactions and arrangements between Forge Nano and Forge Nano’s directors and executive officers.

Compensation to be Received by the Sponsor, the Initial Shareholders and ATII’s Officers and Directors in Connection with the Business Combination and the PIPE Financing

Set forth below is a summary of the amount of compensation and securities received or to be received by the Sponsor, the Initial Shareholders and ATII’s officers and directors in connection with the Business Combination, the PIPE Financing and the Additional PIPE Financing.

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

Sponsor and the Initial Shareholders

5,750,000 shares of Pubco Common Stock upon conversion of 5,750,000 Founder Shares; provided, if ATII consummates the Business Combination during the Completion Window, the Sponsor will, following the Domestication Merger, become the beneficial owner of 2,7500,000 shares of Pubco Common Stock (assuming Sponsor transfers 3,000,000 shares of Pubco Common Stock issued in exchange for 3,000,000 Founder Shares in the Domestication Merger to the Initial PIPE Investor to secure the financing transaction in connection with the Business Combination pursuant to the Purchaser Support Agreement and retains 300,000 shares of Pubco Common Stock issued in exchange for 300,000 Founder Shares in the Domestication Merger)

530,000 shares of Pubco Common Stock upon conversion of 530,000 ATII Ordinary Shares underlying ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

265,000 PubCo SPAC Warrants upon conversion of 265,000 ATII Private Warrants underlying 530,000 ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

$10,000 per month until liquidation or completion of an initial business combination

Up to $1,500,000 in Working Capital Loans, which loans may be convertible into units at the Business Combination at a price of $10.00 per unit.

The Sponsor acquired 5,750,000 Founder Shares in June 2024, prior to the IPO, for an aggregate purchase price of $25,000, or approximately $0.004 per ATII Ordinary Share.

The Sponsor acquired 530,000 ATII Private Shares and 265,000 ATII Private Warrants included in the 530,000 ATII Private Units purchased in a private placement concurrently with the IPO for an aggregate purchase price of $5,300,000.

ATII entered into an administrative services agreement providing that, commencing on the effective date of the IPO, ATII agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of its initial business combination or its liquidation, ATII will cease paying these monthly fees.

As disclosed in the IPO prospectus, ATII may issue Working Capital Loans that would either be repaid upon consummation of an initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of ATII, at a price of $10.00 per unit. If ATII completes an initial business combination during the Completion Window, ATII would repay the Working Capital Loans out of the proceeds of the Trust Account released to ATII in connection with its initial business combination. Otherwise, the Working Capital Loans would be repaid only out of funds held outside of the Trust Account. In the event that an initial business combination is not completed during the Completion Window, ATII may use a portion of proceeds held outside of the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The units of ATII into which such Working Capital Loans may be convertible would be identical to the ATII Private Units issued concurrently with the IPO. As of the date of this proxy statement/prospectus, ATII has no outstanding borrowings under Working Capital Loans.

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

BTIG

310,000 shares of Pubco Common Stock upon conversion of 310,000 ATII Ordinary Shares underlying ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

155,000 PubCo SPAC Warrants upon conversion of 155,000 ATII Private Warrants underlying 310,000 ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

BTIG acquired 310,000 ATII Private Shares and 155,000 ATII Private Warrants included in the 310,000 ATII Private Units purchased in a private placement concurrently with the IPO for an aggregate purchase price of $3,100,000.

ATII Directors and Officers of ATII

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination during the Completion Window. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.

Services in connection with identifying, investigating and completing an initial business combination.

The securities to be issued to the Sponsor and ATII’s officers and directors may result in a material dilution of the equity interests of non-redeeming ATII Public Shareholders. None of the funds in the Trust Account will be used to compensate ATII’s officers or directors. Except for administrative services fees paid or to be paid to the Sponsor, no compensation of any kind, including finder’s and consulting fees, have been paid or will be paid to the Sponsor, ATII’s officers or directors, or any of their respective affiliates, by ATII for services rendered prior to or in connection with the completion of the Business Combination. However, as detailed above, these individuals will be reimbursed for any out-of-pocket expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations, as discussed above. The reimbursement of expenses and advances to the Sponsor and ATII’s officers and directors may result in a material dilution of the equity interests of non-redeeming ATII Public Shareholders.

Termination of the Merger Agreement

The Merger Agreement may be terminated and/or the Business Combination may be abandoned by ATII or Forge Nano under certain circumstances at any time prior to the Closing, including, among others, (i) by mutual agreement; (ii) the imposition of a final and non-appealable Order or other Action issued by a Governmental Authority of competent jurisdiction that permanently prevents or prohibits consummation of the Business Combination; provided, however, that such right to terminate shall not be available to ATII or Forge Nano if the failure by such party or its affiliates to comply with any provision of the Merger Agreement has been a substantial cause of, or substantially resulted in, such action by such Governmental Authority; (iii) certain uncured breaches of the Merger Agreement by the other party; (iv) if (x) the Business Combination has not been consummated by on or before January 20, 2027 (the “Outside Date”) and (y) the breach or violation of any representation, warranty or covenant under the Merger Agreement by the party seeking to terminate the Merger Agreement is not the cause of, or has not resulted in, the failure of the Closing to occur by the Outside Date; and (v) if the holders of ATII Ordinary Shares fail to adopt the Merger Agreement at the extraordinary general meeting (or any adjournment or postponement thereof).

Comparison of Corporate Governance and Shareholder Rights (page 315)

For a summary of the material differences among the rights of holders of Pubco Common Stock and holders of ATII Ordinary Shares, see the section titled “Comparison of Corporate Governance and Shareholder Rights.”

Board of Directors of Pubco Following the Business Combination (page [●])

Following the First Effective Time, subject to the Director Election Proposal, it is expected that the board of directors of Pubco will consist of seven (7) directors (which will be divided into three classes, designated Class I, Class II and Class III, each consisting of two directors), the members of which are currently expected to be Paul Lichty, Michael Danner, David Goggins, Millicent Pitts-DiCicco, Jimmy Smith, Kamal Bherwani and Ben Landen. At the Closing, these seven (7) directors will comprise the Pubco Board.

Information about the current ATII directors and executive officers can be found in the section titled “Where You Can Find More Information.”

Effect on ATII If the Business Combination is Not Consummated

If the Merger Agreement is not adopted by the holders of ATII Ordinary Shares, or if the Business Combination is not consummated for any other reason, the holders of ATII Ordinary Shares will not be entitled to, nor will they receive, any payment for their respective ATII Ordinary Shares pursuant to the Merger Agreement.

Other Agreements (page [•])

The following agreements were entered into or will be entered into in connection with the Business Combination, the Merger Agreement and the other transactions contemplated thereby:

Purchaser Support Agreement

Concurrently with their entry into the Merger Agreement, ATII and Forge Nano entered into the Purchaser Support Agreement with the Sponsor, pursuant to which the Sponsor agreed (i) to vote all of its ATII Ordinary Shares held by the Sponsor in favor of the approval and adoption of the Merger Agreement and the Business Combination, (ii) to not redeem, sell or tender, during the term of the Purchaser Support Agreement, any ATII Ordinary Shares owned by the Sponsor in connection with the Business Combination and (iii) to not transfer any ATII Ordinary Shares held by the Sponsor in accordance with the lock-up provisions set forth in ATII’s final prospectus filed with the SEC on February 11, 2025.

Pursuant to the Purchaser Support Agreement, and subject to the terms and conditions set forth therein, the Sponsor also agreed to contribute up to 3,300,000 Founder Shares, together with all shares of Pubco Common Stock issued upon conversion thereof, including any securities paid as dividends or distributions with respect to or into which such shares are exchanged or converted to secure one or more financing transactions in connection with the Business Combination. To the extent the parties to the PIPE Subscription Agreement (as described below) fund any Financing Transaction of at least $100 million, the Sponsor will transfer to such party 3,000,000 ATII Ordinary Shares to secure such Financing Transaction; and the remaining 300,000 ATII Ordinary Shares will be transferred to investors to secure other Financing Transactions to the extent such Financing Transactions are funded by such investors. Any such ATII Ordinary Shares not used to secure Financing Transactions will be retained by the Sponsor.

The Purchaser Support Agreement is filed as Annex C to this proxy statement/prospectus, and the foregoing description thereof is qualified in its entirety by reference to the full text of the Purchaser Support Agreement and the terms of which are incorporated by reference herein.

For additional information, see section titled “Proposal No. 1 – The Business Combination Proposal – Other Agreements – Purchaser Support Agreement.”

Lock-Up Agreement

In connection with their entry into the Merger Agreement, ATII and Forge Nano entered into Lock-Up Agreements with each of the Forge Nano Lock-Up Holders, who are expected to collectively own approximately 53.15% of Pubco Common Stock at Closing assuming the No Additional Redemptions Scenario, and approximately 63.03% of Pubco Common Stock assuming the Maximum Redemptions Scenario. Pursuant to the Lock-Up Agreement, each Forge Nano Lock-Up Holder agreed that each such holder will not, during the Lock-Up Period, directly or indirectly sell, exchange, assign, transfer (including by merger, conversion or operation of law), gift or otherwise dispose, any of the Lock-Up Shares, whether or not any transaction is to be settled by delivery of Lock-Up Shares or such other securities, in cash or otherwise, or make a public announcement of any intention to effect such a transfer.

The form of Lock—Up Agreement is filed as Annex D to this proxy statement/prospectus, and the foregoing description thereof is qualified in its entirety by reference to the full text of the Lock-Up Agreement and the terms of which are incorporated by reference herein.

Additionally, as discussed elsewhere in this proxy statement/prospectus, in connection with the IPO, the Sponsor and the Insiders entered into the Insider Letter with ATII, pursuant to which they agreed to waive their redemption rights with respect to their Founder Shares and ATII Ordinary Shares in connection with the completion of an initial business combination. Such redemption rights waiver was provided at the time of the IPO without any separate consideration paid. Additionally, pursuant to the Insider Letter, the Sponsor and each Insider agreed to restrictions on transfer following the Closing Date with respect to Founder Shares, including a lock-up, subject to certain exceptions, in each case ending on the earlier of (a) six months following the Closing Date and (b) the date the last reported sale price of Pubco Common Stock equals or exceeds $12.00 per share (subject to adjustment) for any twenty trading days within any thirty- (30-) trading day period after the Closing Date.

For additional information, see the section titled “Proposal No. 1 – The Business Combination Proposal – Other Agreements – Lock-Up Agreement.”

A&R Registration Rights Agreement

The Insiders and the Significant Forge Nano Holders will each enter into the A&R Registration Rights Agreement, to be delivered at or prior to the Closing, pursuant to which, among other things, Pubco will be obligated to file a registration statement on Form S-1 with the SEC as soon as practicable but no later than 30 calendar days following the Closing to register the resale of certain securities of Pubco held by the Subject Parties, and to use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) 60 calendar days after its filing (or 90 calendar days after its filing if the SEC notifies Pubco that it will “review” such registration statement) and (ii) five business days after Pubco is notified by the SEC that such registration statement will not be “reviewed” or will not be subject to further review, subject to customary liquidated damages in the event Pubco is unable to meet the filing deadline. The A&R Registration Rights Agreement will also provide the Subject Parties with “piggy-back” registration rights, subject to certain requirements and customary conditions. All expenses of registration under the A&R Registration Rights Agreement, including the legal fees of one firm of counsel chosen by stockholders participating in a registration, will be paid by the Company.

We estimate that the following securities of Pubco will be subject to registration rights immediately following the Closing: (1) the Insiders and BTIG will hold an aggregate of 3,359,000 shares of Pubco Common Stock, comprised of 2,750,000 Founder Shares held by Sponsor (assuming Sponsor transfers 3,000,000 ATII Ordinary Shares to the Initial PIPE Investor and retains 300,000 ATII Ordinary Shares that are subject to transfer to secure additional financing in connection with the Business Combination pursuant to the Purchaser Support Agreement) and 530,000 ATII Private Units held by Sponsor and 310,000 ATII Private Units held by BTIG, for an aggregate of 420,000 Pubco SPAC Warrants held by the Insiders, (2) an aggregate of              shares of Pubco Common Stock held by Significant Forge Nano Holders, (3) the 8,896,715 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants and the 2,344,371 shares of Pubco Common Stock underlying the Pubco Ascent Warrants, (4) an aggregate of 13,000,000 shares of Pubco Common Stock (assuming Sponsor transfers 3,000,000 Sponsor Contribution Shares to the Initial PIPE Investor) held by the Initial PIPE Investor and (5) an aggregate of 2,300,000 shares of Pubco Common Stock held by the Additional PIPE Investors.

The registration rights granted in the A&R Registration Rights Agreement are subject to customary restrictions including blackout periods and, if a registration is underwritten, limitations on the number of shares to be included in the underwritten offering as reasonably advised by the managing underwriter or underwriters. The A&R Registration Rights Agreement also contains customary indemnification and contribution provisions.

The form of A&R Registration Rights Agreement is filed as Annex E to this proxy statement/prospectus, and the foregoing description thereof is qualified in its entirety by reference to the full text of the A&R Registration Rights Agreement and the terms of which are incorporated by reference herein.

PIPE Financing

Concurrently with the execution of the Merger Agreement, ATII, Pubco and Forge Nano entered into the PIPE Subscription Agreement with the Initial PIPE Investor, pursuant to which, subject to the terms and conditions thereof, Pubco will, substantially concurrently with, and contingent upon, the consummation of the Business Combination, sell an aggregate of 10,000,000 shares of Pubco Common Stock at a subscription price of $10.00 per share, together with PIPE Warrants to purchase an aggregate of

15,000,000 shares of Pubco Common Stock, each with an exercise price of $10.00 per share (subject to adjustments as described below), to the Initial PIPE Investor for an aggregate commitment of $100,000,000. A copy of the PIPE Subscription Agreement is attached to this proxy statement/prospectus as Annex H and a copy of the PIPE Warrant Certificate is attached to this proxy statement/prospectus as Annex I.

In addition, concurrently with the execution of the Merger Agreement, ATII and Forge Nano entered into the Purchaser Support Agreement with the Sponsor, a copy of which is attached to this proxy statement/prospectus as Annex C. Pursuant to the Purchaser Support Agreement, the Sponsor will transfer an aggregate of 3,000,000 Founder Shares (or the 3,000,000 shares of Pubco Common Stock into which such Founder Shares are converted in the Domestication Merger) held by them to the Initial PIPE Investor at the Closing in connection with the Initial PIPE Financing for no additional cash consideration.

The PIPE Subscription Agreement contains customary representations, warranties, covenants and agreements of Pubco, ATII, Forge Nano and the Initial PIPE Investor and are subject to customary closing conditions and termination rights. The PIPE Closing is conditioned upon, among other things, (i) all conditions precedent to the closing of the Business Combination contemplated by the Merger Agreement shall have been satisfied or waived and the closing of the Business Combination shall be scheduled to occur concurrently with and on the same date as the PIPE Closing and (ii) the accuracy of all representations and warranties of ATII and Forge Nano in the PIPE Subscription Agreement (subject to certain bring-down standards).

Additionally, subsequent to the execution of the Merger Agreement, ATII, Pubco and Forge Nano entered into the Additional Subscription Agreements with the Additional PIPE Investors, pursuant to which and subject to the terms and conditions thereof, Pubco will, concurrently with, and contingent upon, the consummation of the Business Combination, sell an aggregate of 2,300,000 shares of Pubco Common Stock to the Additional PIPE Investors at a subscription price of $10.00 per share, for an aggregate commitment of $23,000,000. The form of the Additional PIPE Subscription Agreements is attached to this proxy statement/prospectus as Annex J.

The Additional PIPE Subscription Agreements contain customary representations, warranties, covenants and agreements of Pubco, ATII, Forge Nano and the Additional PIPE Investors and are subject to customary closing conditions and termination rights. The Additional PIPE Closing is conditioned upon, among other things, (i) all conditions precedent to the closing of the Business Combination contemplated by the Merger Agreement shall have been satisfied or waived and the closing of the Business Combination shall be scheduled to occur concurrently with and on the same date as the Additional PIPE Closing and (ii) the accuracy of all representations and warranties of ATII and Forge Nano in the Additional PIPE Subscription Agreements (subject to certain bring-down standards).

PIPE Subscription Agreement

The PIPE Subscription Agreement contains representations, warranties and covenants of ATII, Forge Nano and the Initial PIPE Investor that are customary for agreements of their nature. In addition, the PIPE Subscription Agreement contains the following provisions:

●	If, on the 24-month anniversary of the Closing Date, the Initial PIPE Investor certifies in writing that it beneficially owns 5,000,000 shares of Pubco Common Stock, Pubco will issue to the Initial PIPE Investor the Additional PIPE Warrants entitling the Initial PIPE Investor to purchase 5,000,000 shares of Pubco Common Stock (after giving effect to any reclassification, recapitalization, share division or consolidation, exchange or readjustment or change in the number of Pubco Common Stock that may have occurred during the period from the Closing Date to and including the date of issuance of the Additional PIPE Warrants).
●	In the event that on the 21st trading day following the six-month anniversary of the Closing Date, the VWAP (as defined in the Warrant Certificate) of the Pubco Common Stock is less than the Exercise Price (as defined in the Warrant Certificate) then in effect, the Initial PIPE Investor will receive the Reset PIPE Warrants.
●	The Additional PIPE Warrants and the Reset PIPE Warrants will contain substantially the same terms and conditions (including as to expiration date) as the PIPE Warrants, except that, (i) in the case of the Additional PIPE Warrants, if the exercise price of the PIPE Warrants has been adjusted to the Measurement Price (as defined below), the initial exercise price of the Additional PIPE Warrants shall be the same as the exercise price of the PIPE Warrants after giving effect to such adjustment, and (ii) in the case of the Reset PIPE Warrants, the initial exercise price will be the Reset Price.
●	At the Initial PIPE Investor’s election, the number of shares of Pubco Common Stock originally subscribed for may be reduced on a one-for-one basis by up to the aggregate number of (i) ordinary shares of ATII purchased by the Initial PIPE Investor for their own account pursuant to open-market transactions with third parties prior to the record date for the ATII shareholder meeting at which the Business Combination will be considered, and (ii) ordinary shares of ATII the Initial PIPE Investor beneficially owns as of the date of the PIPE Subscription Agreement, in each case, that are held through the Closing Date.
●	ATII has agreed that on or prior to the Closing Date, and no later than 30 days thereafter, Pubco will endeavor to file with the SEC (at its sole cost and expense) the PIPE Registration Statement registering the resale of the Registrable Securities (as defined in the PIPE Subscription Agreement), and will use its commercially reasonable efforts to have such PIPE Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) 60 calendar days after its filing (or 90 calendar days after its filing if the SEC notifies Pubco that it will “review” such PIPE Registration Statement) and (ii) five business days after Pubco is notified by the SEC that such PIPE Registration Statement will not be “reviewed” or will not be subject to further review, subject to customary liquidated damages in the event Pubco is unable to meet the filing deadline. Pubco will cause such Registration Statement, or another shelf registration statement registering the Registrable Securities, to remain effective until the earliest of: (i) the second anniversary of the effectiveness date of the Registration Statement; (ii) the date on which the Initial PIPE Investor ceases to hold any Registrable Securities issued pursuant to the PIPE Subscription Agreement; or (iii) the first date on which the Initial PIPE Investor is able to sell all of its Registrable Securities issued pursuant to the PIPE Subscription Agreement (or shares received in exchange therefor) under Rule 144 of the Securities Act without volume or manner of sale limitations.
●	From the date of the PIPE Subscription Agreement until six months from the effective date of the PIPE Registration Statement, Pubco will not, without the prior written consent of the Initial PIPE Investor who purchased at least a majority of the PIPE Subscribed Shares under the PIPE Subscription Agreements, issue, enter into any agreement to issue or announce the issuance of any shares of Pubco Common Stock or any securities of Pubco that would entitle the holder thereof to acquire at any time shares of Pubco Common Stock other than issuances of securities (i) to employees, directors and officers, and other agents of Pubco pursuant to certain share or adoption plans, (ii) pursuant to the Merger Agreement, (iii) to certain specified investors prior to the Closing Date in an aggregate amount up to $60,000,000, (iv) with respect to the shares underlying the PIPE Warrants or (v) pursuant to any merger, acquisition or strategic transaction, other than Exempt Issuances.

The PIPE Subscription Agreement is filed as Annex H to this proxy statement/prospectus, and the foregoing description thereof is qualified in its entirety by reference to the full text of the PIPE Subscription Agreement and the terms of which are incorporated by reference herein.

PIPE Warrants

The PIPE Warrants are exercisable for Pubco Common Stock at any time after the date of their issuance and expire five years after the date of their issuance. The exercise price per PIPE Warrant is $10.00, subject to adjustment as set forth in the Warrant Certificate and described below. The PIPE Warrants may be exercised on a cashless “net issuance” basis.

The PIPE Warrants are subject to a beneficial ownership limitation, at the election of the holder. If the election is made, Pubco will not effect any exercise of the PIPE Warrants, and a holder will not have the right to exercise any portion of the PIPE Warrants, to the extent that after giving effect to such issuance after exercise the holder (together with the holder’s affiliates, and anyone acting as a group together with the holder or any of the holder’s affiliates) would beneficially own in excess of 4.9%, 9.9%, 19.9% (or such other amount as the holder may specify) of Pubco Common Stock.

The exercise price of the PIPE Warrants is subject to adjustment if Pubco (i) subdivides or combines (including by way of a reverse share split) the outstanding Pubco Common Stock, (ii) issues by reclassification of Pubco Common Stock into any capital shares of Pubco, (iii) issues any Pubco Common Stock credited as fully paid to shareholders by way of capitalization of profits or reserves, (iv) issues or sells pro rata to the record holders of Pubco Common Stock any rights, options or warrants entitling them to subscribe for or purchase Pubco Common Stock, or (v) declares or makes any dividend or other distribution of its assets (or rights to acquire its assets) to holders of Pubco Common Stock, by way of return of capital or otherwise.

The exercise price of the PIPE Warrants also is subject to a one-time adjustment based on the subsequent market price. If, on the 21st trading day following the six-month anniversary of the Closing Date, the Measurement Price is less than the exercise price then in effect, then the Exercise Price then in effect shall be reduced to an amount equal to the greater of (i) the Measurement Price and (ii) (x) $7.28, if Forge Nano has secured at least $200 million in debt financing as of the Closing Date and (y) otherwise, $5.00.

In addition, the exercise price of the PIPE Warrants is subject to adjustment for subsequent equity issuances. If and whenever during the period commencing on the date of the PIPE Subscription Agreement and ending on the expiration date of the PIPE Warrants, Pubco issues or sells, or is deemed to have issued or sold, any Pubco Common Stock (subject to certain exceptions) for proceeds per share of Pubco Common Stock less than the exercise price then in effect (where the aggregate amount of proceeds received by Pubco, together with all prior issuances and sales (excluding any Exempt Issuance) conducted for the purpose of raising capital by Pubco on or after the date of the PIPE Subscription Agreements, exceeds $500,000), then immediately after such issuance, the exercise price then in effect shall be reduced to the amount of such proceeds per share of Pubco Common Stock. If there is any adjustment to the exercise price of the PIPE Warrants, the number of shares of Pubco Common Stock that may be purchased upon exercise of the PIPE Warrant shall also be increased or decreased proportionately so that after such adjustment the aggregate exercise price payable for the adjusted number of shares of Pubco Common Stock shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

At any time commencing on the two-year anniversary of the Closing Date, the PIPE Warrants may be redeemed, in whole or in part, at the Company’s option at the price of $0.01 per PIPE Warrant, provided that the closing price of the Pubco Common Stock equals or exceeds $35.00 per share (subject to adjustment in accordance with Section 3(a) of the Warrant Certificate), on each of twenty (20) trading days within any thirty (30) trading day period.

If a Fundamental Transaction (as defined in the Warrant Certificate) occurs, then, upon any subsequent exercise of a PIPE Warrant, the Initial PIPE Investor will have the right to receive, for each share of Pubco Common Stock that would have been issuable upon such exercise immediately prior to the occurrence of such Fundamental Transaction, at the option of the Initial PIPE Investor (without regard to the beneficial ownership limitation), the number of shares of the successor or acquiring corporation or of Pubco, if it is the surviving corporation, and any additional consideration receivable as a result of such Fundamental Transaction by a holder of the number of shares of Pubco Common Stock for which such PIPE Warrant is exercisable immediately prior to such Fundamental Transaction (without regard to the beneficial ownership limitation).

In connection with a Fundamental Transaction in which less than 70% of the consideration is payable in publicly listed common equity, the Initial PIPE Investor has the option to require Pubco (or any successor entity) to repurchase its warrants for their Black Scholes Value (as defined in the Warrant Certificate) in cash.

The Warrant Certificate is filed as Annex I to this proxy statement/prospectus, and the foregoing description thereof is qualified in its entirety by reference to the full text of the Warrant Certificate and the terms of which are incorporated by reference herein.

Additional PIPE Subscription Agreements

The Additional PIPE Subscription Agreements contain representations, warranties and covenants of ATII, Forge Nano and the Initial PIPE Investors that are customary for agreements of their nature. In addition, the Additional PIPE Subscription Agreements contain the following provisions:

●	Pubco has agreed that within thirty (30) days of the Closing Date, Pubco will file (at its sole cost and expense) with the SEC a registration statement on Form S-3 or Form S-1 or any similar or successor long form registration statement (the “Additional PIPE Registration Statement”) (which may, for the avoidance of doubt, be the same registration statement as the PIPE Registration Statement) registering the resale of the Registrable Securities (as defined in the Additional Subscription Agreements), and will use its commercially reasonable efforts to have such Additional PIPE Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) sixty (60) calendar days following the Closing Date (or ninety (90) calendar days following the Closing Date if the SEC notifies Pubco that it will “review” such Additional PIPE Registration Statement) and (ii) five (5) business days after Pubco is notified by the SEC that such Additional PIPE Registration Statement will not be “reviewed” or will not be subject to further review, subject to customary exceptions. Pursuant to the Additional PIPE Subscription Agreements, Pubco will cause such Additional PIPE Registration Statement to remain effective until the earliest of: (i) such time as when all of each Additional PIPE Investor’s securities included therein cease to be Registrable Securities, (ii) such time as when all of such Additional PIPE Investor’s Registrable Securities included in such Additional PIPE Registration Statement have actually been sold and (iii) three (3) years from the Closing Date.
●	The Subscription Agreements also provide that if, during the twelve (12)-month period following the Closing Date, Pubco issues shares of Pubco Common Stock (other than certain Exempt Issuances (as defined in the Additional Subscription Agreements) which include, among other exemptions, issuances to certain specified investors in an aggregate amount up to $60,000,000, on terms that, in each Additional PIPE Investor’s good faith determination, are more favorable in any material respect than those provided to such Additional PIPE Investor in the Additional PIPE Financing (such terms, the “Additional PIPE Financing Terms”), then Pubco shall be obligated to adjust the Additional PIPE Financing Terms so that the Additional PIPE Financing Terms are no less favorable than the terms of such subsequent issuance(s).

The form of the Additional PIPE Subscription Agreements is filed as Annex J to this proxy statement/prospectus, and the foregoing description thereof is qualified in its entirety by reference to the full text of the Additional PIPE Subscription Agreement and the terms of which are incorporated by reference herein.

See the section titled “Proposal No. 1 – The Business Combination Proposal – Other Agreements – PIPE Financing.”

Pubco anticipates using the gross proceeds generated from the PIPE Financing and the Additional PIPE Financing for working capital and general corporate purposes of Pubco and Forge Nano following the Proposed Transaction. The securities to be issued to the Sponsor, the Initial Shareholders, the Insiders, the Forge Nano Stockholders and the PIPE Investors may result in a material dilution of the equity interests of the non-redeeming ATII Public Shareholders. The ATII Public Shareholders currently represent approximately 80% of the total issued and outstanding ATII Ordinary Shares. Even if no ATII Public Shareholders redeem their ATII Public Shares in the Business Combination, the ATII Public Shareholders’ ownership is expected to decrease from approximately 80% of the total issued and outstanding ATII Ordinary Shares prior to the Business Combination to approximately 15% of the total issued and outstanding Pubco Common Stock at the Closing. As redemptions increase, the overall percentage ownership held by the Sponsor, the Initial Shareholders, the Insiders, Forge Nano Stockholders and the Initial PIPE Investors will increase as compared to the overall percentage ownership held by ATII Public Shareholders, thereby increasing dilution to ATII Public Shareholders. ATII and Forge Nano cannot predict how many of the ATII Public Shareholders will exercise their right to have their ATII Public Shares redeemed for cash. As a result, the redemption amount and the number of ATII Public Shares redeemed in the Business Combination may differ if actual redemptions are different from these assumptions, and therefore the ownership percentages of the ATII Public Shareholders may differ if the actual redemptions are different than the assumptions used. For more information about the consideration to be received in the Business Combination, these scenarios, and the underlying assumptions, see “Risk Factors — Risks Related to ATII and the Business Combination — The ATII Public Shareholders will experience immediate dilution as a consequence of the issuance of shares of Pubco Common Stock to the Forge Nano Stockholders who receive Closing Payment Shares and the holders of Pubco Convertible Securities issued in exchange for Forge Nano Convertible Securities, if any, as consideration in the Business Combination and due to future issuances pursuant to the 2026 Equity Plan.”

Redemption Rights (page 66)

If you are an ATII Public Shareholder, you have the right to redeem your ATII Public Shares for a pro rata portion of the aggregate amount on deposit in the Trust Account, including interest earned on the Trust Account but not previously released to ATII to pay taxes, if any, which holds the net proceeds of the issuance of ATII Units in the IPO and concurrent private placement, upon the Closing.

Notwithstanding the foregoing, any ATII Public Shareholder, together with any affiliate of such ATII Public Shareholder or any other person with whom such ATII Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its ATII Public Shares with respect to more than an aggregate of 15% of the ATII Public Shares then issued and outstanding without ATII’s prior consent. Accordingly, if any ATII Public Shareholder, alone or acting in concert or as a “group”, seeks to redeem more than an aggregate of 15% of the ATII Public Shares then issued and outstanding, then any such shares in excess of that 15% limit would not be redeemed without ATII’s prior consent.

Holders of outstanding ATII Public Warrants do not have redemption rights with respect to such ATII Public Warrants in connection with the Business Combination.

You may exercise your Redemption Rights whether you vote your ATII Public Shares for or against, or whether you abstain from voting on, the Business Combination Proposal or any other proposal described in this proxy statement/prospectus. As a result, the Business Combination Proposal can be approved by ATII Public Shareholders who will redeem their ATII Public Shares in connection with the Proposed Transaction and will no longer be holders of ATII Public Shares, and the Business Combination may be

consummated even though the funds available from the Trust Account and the number of ATII Public Shareholders are substantially reduced as a result of redemptions by ATII Public Shareholders in connection with the Business Combination. With fewer ATII Public Shares and ATII Public Shareholders, the trading market for ATII Public Shares may be less liquid than the market for ATII Public Shares prior to the Business Combination and Pubco may not be able to meet the listing standards of a national securities exchange, including Nasdaq. In addition, with fewer funds available from the Trust Account, the capital infusion from the Trust Account into Pubco’s and Forge Nano’s businesses will be reduced and the amount of working capital available to Pubco and Forge Nano following the Business Combination may be reduced. Your decision to exercise your Redemption Rights with respect to your ATII Public Shares will have no effect on the ATII Public Warrants you may also hold.

If you are a holder of ATII Public Shares and wish to exercise your Redemption Rights, you are required to tender your ATII Public Share certificates or deliver your shares to the Transfer Agent electronically using DTC’s DWAC (Deposit/Withdrawal at Custodian) System, at your option, in each case until the date that is two business days prior to the initially scheduled vote to approve the Business Combination Proposal at the extraordinary general meeting. Accordingly, you have until two days prior to the initial vote on the Business Combination Proposal at the extraordinary general meeting to tender your ATII Public Shares if you wish to exercise your Redemption Rights. Given the relatively short period in which to exercise your Redemption Rights, it is advisable for you to use electronic delivery of your ATII Public Shares. If you exercise your Redemption Right, your ATII Public Shares will be redeemed for a pro rata portion of the amount then in the Trust Account (which, for illustrative purposes, was approximately $242.0 million, or approximately $10.52 per share, as of March 31, 2026). Such amount, including any interest earned on the funds held in the Trust Account and not previously released to ATII to pay taxes, if any, will be paid promptly upon consummation of the Business Combination during the Completion Window. However, under Cayman Islands and Delaware law, the proceeds held in the Trust Account can be subject to claims that could take priority over those of the ATII Public Shareholders exercising Redemption Rights, regardless of whether such ATII Public Shareholders vote for or against the Business Combination Proposal. The per share distribution from the Trust Account in such a situation may be less than originally anticipated due to such claims. Your vote on any proposal other than the Business Combination Proposal will have no impact on the amount you will receive if you exercise your Redemption Rights.

The Transfer Agent may be contacted at the following address:

Odyssey Transfer and Trust Company

2155 Woodlane Drive, Suite 100

Woodbury, MN 55125

Attention: SPAC Redemption Team

Email:

Any request for redemption, once made by a holder of ATII Public Shares, may be withdrawn at any time up to two days prior to the vote on the Business Combination Proposal at the extraordinary general meeting. If you deliver your ATII Public Shares for redemption to the Transfer Agent and later decide, prior to the extraordinary general meeting, not to redeem your ATII Public Shares, you may request that the Transfer Agent return the shares electronically.

No demand will be effectuated unless the such ATII Public Shares have been delivered electronically to the Transfer Agent no later than two business day prior to the initially scheduled vote to approve the Business Combination Proposal at the extraordinary general meeting.

If an ATII Public Shareholder properly makes a request for redemption and the ATII Public Shares are delivered to the Transfer Agent no later than two business day prior to the initially scheduled vote to approve the Business Combination Proposal at the extraordinary general meeting, then, if the Business Combination is consummated during the Completion Window, ATII will redeem such ATII Public Shares in exchange for a pro rata portion of funds deposited in the Trust Account. If you exercise your Redemption Rights, then you will be exchanging your ATII Public Shares for cash.

Proposal No. 2 — The Domestication Merger Proposal (page 166)

On the terms and subject to the conditions of the Merger Agreement, and in accordance with the Companies Act and the DGCL, at least one (1) day prior to the First Effective Time, and at the Domestication Merger Effective Time, ATII will re-domicile and become a Delaware corporation by merging with Pubco, following which the separate corporate existence of ATII will cease and Pubco will continue its corporate existence as the surviving corporation under the DGCL. At the Domestication Merger Effective Time, Pubco, as the surviving corporation under the DGCL pursuant to the Domestication Merger, will no longer be subject to the provisions of the Companies Act. At the Domestication Merger Effective Time, Pubco will adopt Delaware Organizational Documents, which will provide, among other things, that the name of Pubco will be changed to “Forge Nano Holdings Inc.”

If the Domestication Merger Proposal is approved, ATII and Pubco will consummate the Domestication Merger by executing and filing (1) a Plan of Merger, appended to the accompanying proxy statement/prospectus as Exhibit 3.4 (and any other documents required by the Companies Act) with the Cayman Registrar pursuant to Sections 233 and 237 of the Companies Act and such other filings or recordings in accordance with the Companies Act in connection with the consummation of the Domestication Merger and (2) a certificate of merger with the Secretary of State of the State of Delaware and such other filings or recordings in accordance with the relevant provisions of the DGCL in connection with the consummation of the Domestication Merger. The Domestication Merger will become effective at such time when the Plan of Merger is registered by the Cayman Registrar and when the certificate of merger is filed with the Secretary of State of the State of Delaware, or such later time as may be specified in the Plan of Merger and certificate of merger in accordance with the Companies Act and DGCL, respectively.

Immediately prior to the Domestication Merger Effective Time, each then issued and outstanding ATII Unit will separate and convert automatically into one ATII Ordinary Share and one-half of one ATII Warrant, and all ATII Units will cease to be outstanding and will cease to exist. At the Domestication Merger Effective Time, (1) each then issued and outstanding ATII Ordinary Share (which, for the avoidance of doubt, includes ATII Ordinary Shares held as a result of the separation of the ATII Units, but does not include any ATII Public Shares subject to Redemption) will be cancelled in exchange for the right to receive one share of Pubco Common Stock, (2) each ATII Warrant that is outstanding and unexercised will convert automatically into one Pubco SPAC Warrant pursuant to the terms of the ATII Warrant Agreement and (3) each ATII Public Share subject to Redemption issued and outstanding immediately prior to the Domestication Merger Effective Time will automatically be cancelled and cease to exist and will thereafter represent only the right of such ATII Public Shareholder to be paid a pro rata share of the Redemption Price in accordance with the Current Charter.

There are differences between Cayman Islands corporate law and Delaware corporate law, as well as between the Current Charter and the Proposed Organizational Documents. Accordingly, ATII encourages holders of ATII Ordinary Shares to carefully review the information in “Comparison of Corporate Governance and Shareholder Rights.”

For additional information, see the section titled “Proposal No. 2 – The Domestication Merger Proposal.”

Proposal No. 3 — The Director Election Proposal (page 172)

If each of the Business Combination Proposal and the Domestication Merger Proposal are approved, then ATII will ask the holders of ATII Ordinary Shares to approve and adopt, by Ordinary Resolution of the holders of ATII Ordinary Shares, the Director Election Proposal. The ATII Board has unanimously approved the Director Election Proposal and recommended its approval to the holders of ATII Ordinary Shares at the extraordinary general meeting.

The Director Election Proposal, if approved, will result in the election of six (6) directors to serve on the Pubco Board following the Closing Date as follows:

●	Jimmy Smith and Ben Landen will be elected as Class I directors, to serve on the Pubco Board until the first (1st) annual meeting of stockholders held following the Closing or until their respective successors are duly elected and qualified;
●	David Goggins and Kamal Bherwani will be elected as Class II directors, to serve on the Pubco Board until the second (2nd) annual meeting of stockholders held following the Closing or until their respective successors are duly elected and qualified; and
●	Michael Danner, Paul Lichty and Millicent Pitts-DiCicco will be elected as Class III directors, to serve on the Pubco Board until the third (3rd) annual meeting of stockholders held following the Closing or until their respective successors are duly elected and qualified.

For additional information, please see the section titled “Proposal No. 3 – The Director Election Proposal.”

Proposal No. 4 — The Stock Issuance Proposal (page 175)

If each of the Business Combination Proposal, the Domestication Merger Proposal and the Director Election Proposal are approved, then ATII will ask the holders of ATII Ordinary Shares to consider and vote upon a proposal to approve, by Ordinary Resolution of the holders of ATII Ordinary Shares, for purposes of complying with the applicable provisions of the Nasdaq listing rules, the issuance of shares of Pubco Common Stock to be issued in the Business Combination, the Earn-Out Shares, the PIPE Subscribed Shares and the additional shares of Pubco Common Stock that will, upon Closing, be reserved for issuance pursuant to the 2026 Equity Plan, to the extent such issuances would require shareholder approval under Nasdaq listing rules. The ATII Board has unanimously approved the Stock Issuance Proposal and recommended its approval to the holders of ATII Ordinary Shares at the extraordinary general meeting.

Although Pubco Securities are not currently traded on Nasdaq, we have elected for Pubco to comply with all otherwise applicable Nasdaq rules upon the Domestication Merger Effective Time.

Pursuant to Nasdaq Listing Rule 5635(a), shareholder approval is required prior to the issuance of securities in connection with the acquisition of another company if, due to the present or potential issuance of common stock, including shares issued pursuant to an earnout provision or similar type of provision, or securities convertible into or exercisable for common stock, other than a public offering for cash and have, or will have upon issuance, voting power equal to or in excess of 20% of the voting power outstanding before the issuance of common stock (or securities convertible into or exercisable for common stock); or the number of shares of common stock to be issued is or will be equal to or in excess of 20% of the number of shares of common stock outstanding before the issuance of the stock or securities.

Under Nasdaq Listing Rule 5635(b), shareholder approval is required prior to an issuance of securities when the issuance or potential issuance will result in a change of control of the issuer.

Under Nasdaq Listing Rule 5635(d), shareholder approval is required for a transaction other than a public offering involving the sale, issuance or potential issuance by an issuer of common stock (or securities convertible into or exercisable for common stock) at a price that is less than the lower of (i) the closing price immediately preceding the signing of the binding agreement or (ii) the average closing price of the common stock for the five trading days immediately preceding the signing of the binding agreement, if the number of shares of common stock (or securities convertible into or exercisable for common stock) to be issued equals to 20% or more of the shares of common stock, or 20% or more of the voting power, outstanding before the issuance.

The aggregate shares of Pubco Common Stock that Pubco will and potentially will issue in connection with the Proposed Transaction will exceed 20% of both the voting power and the shares of Pubco Common Stock outstanding before such issuance and may result in a change of control under the applicable Nasdaq Listing Rules. Accordingly, ATII is seeking the approval of the holders of ATII Ordinary Shares for the issuance of shares of Pubco Common Stock in connection with the Proposed Transaction.

For additional information, please see the section titled “Proposal No. 4 – The Stock Issuance Proposal.”

Proposal No. 5 — The Organizational Documents Proposal (page 178)

If each of the Business Combination Proposal, the Domestication Merger Proposal, the Director Election Proposal and the Stock Issuance Proposal are approved, ATII will ask the holders of ATII Ordinary Shares to approve and adopt, by Special Resolution of the holders of ATII Ordinary Shares, the Organizational Documents Proposal in connection with the replacement of the Current Charter, under the Companies Act, with the Proposed Organizational Documents, under the DGCL. The ATII Board has unanimously approved the Organizational Documents Proposal and recommended its approval to the holders of ATII Ordinary Shares at the extraordinary general meeting, and believes the Organizational Documents Proposal is necessary to adequately address the needs of Pubco following the Closing.

For additional information, please see the section titled “Proposal No. 5 – The Organizational Documents Proposal”.

Proposal No. 6 — The Advisory Organizational Documents Proposals (page 180)

ATII will ask the holders of ATII Ordinary Shares to approve, by Ordinary Resolution of the holders of ATII Ordinary Shares, on a non-binding advisory basis, six (6) separate Advisory Organizational Documents Proposals in connection with the replacement of the Current Charter, under the Companies Act, with the Proposed Organizational Documents, under the Companies Act, DGCL and DLLCA. The ATII Board has unanimously approved each of the Advisory Organizational Documents Proposals and recommended their approval to the holders of ATII Ordinary Shares, and believes each of the Advisory Organizational Documents Proposals are necessary to adequately address the needs of Pubco following the Closing.

A brief summary of each of the Advisory Organizational Documents Proposals is set forth below. These summaries are qualified in their entirety by reference to the complete text of the Proposed Organizational Documents, copies of which are attached to this proxy statement/prospectus as Annex B-1 and Annex B-2.

(A)Advisory Organizational Documents Proposal 6A (Authorized Shares) — to approve and adopt an amendment to the Current Charter, with effect from the Domestication Merger Effective Time, to authorize the amendment and redesignation of the authorized share capital of ATII from (a) 400,000,000 ATII Ordinary Shares and 1,000,000 preference shares, par value $0.0001 per share, of ATII to (b) [500,000,000] shares of Pubco Common Stock and [5,000,000] shares of preferred stock of Pubco, par value $0.0001 per share.

(B)Advisory Organizational Documents Proposal 6B (Exclusive Forum Provision) — to approve and adopt an amendment to the Current Charter, with effect from the Domestication Merger Effective Time, to authorize adopting Delaware as the exclusive forum for certain stockholder litigation and adopting the federal district courts of the United States as the exclusive forum for resolving complaints asserting a cause of action under the Securities Act of 1933, as amended, with effect from the Domestication Merger Effective Time.

(C)Advisory Organizational Documents Proposal 6C (Required Vote to Amend Charter) — to approve and adopt an amendment to the Current Charter, with effect from the Domestication Merger Effective Time, to authorize provisions providing that the affirmative vote of at least two-thirds of the voting power of all the then outstanding shares of capital stock of Pubco entitled to vote thereon, voting together as a single class, will be required to amend, alter, repeal or rescind any provision of Articles IV through XI of the Proposed Charter in accordance with the DGCL and the Companies Act.

(D)Advisory Organizational Documents Proposal 6D (Removal of Directors) — to approve and adopt an amendment to the Current Charter, with effect from the Domestication Merger Effective Time, to authorize provisions permitting the removal of a director, only for cause, by the affirmative vote of at least two-thirds of the outstanding shares of capital stock of Pubco entitled to vote generally in the election of directors, voting together as a single class.

(E)Advisory Organizational Documents Proposal 6E (Stockholder Action by Written Consent) — to approve and adopt an amendment to the Current Charter, with effect from the Domestication Merger Effective Time, to authorize provisions that require or permit stockholders to take action at an annual or special meeting and prohibit stockholder action by written consent in lieu of a meeting.

(F)Advisory Organizational Documents Proposal 6F (Additional Changes) — to approve and adopt an amendment to the Current Charter, with effect at the Domestication Merger Effective Time, to authorize certain additional changes, including, among other things, (i) making Pubco’s corporate existence perpetual and (ii) removing certain provisions related to ATII’s status as a blank check company that will no longer be applicable upon Closing, all of which the ATII Board believes is necessary to adequately address the needs of Pubco after the Business Combination.

For additional information, see the section titled “Proposal No. 6 – The Advisory Organizational Documents Proposals.”

Proposal No. 7 — The Equity Incentive Plan Proposal (page 189)

ATII will ask the holders of ATII Ordinary Shares to approve and adopt, by Ordinary Resolution of the holders of ATII Ordinary Shares, the Forge Nano Holdings Inc. 2026 Omnibus Incentive Compensation Plan (the “2026 Equity Plan”), a copy of which is attached to this proxy statement/prospectus as Annex G (the “Equity Incentive Plan Proposal”). The ATII Board has unanimously approved the Equity Incentive Plan Proposal and recommended its approval to the holders of ATII Ordinary Shares at the extraordinary general meeting

For additional information, see “Proposal No. 7 – the Equity Incentive Plan Proposal.”

Proposal No. 8 — The Adjournment Proposal (page 195)

If, based on the tabulated vote, there are not sufficient votes at the time of the extraordinary general meeting to authorize ATII to consummate the Business Combination (because any of the Condition Precedent Proposals has not been approved (including as a result of the failure of any other cross-conditioned Condition Precedent Proposals to be approved)), the ATII Board may submit a proposal to the holders of ATII Ordinary Shares to approve, by way of an Ordinary Resolution of the holders of ATII Ordinary Shares, the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies.

For additional information, see “Proposal No. 8 – The Adjournment Proposal.”

Condition Precedent Proposals

Each of Proposal Nos. 1, 2, 3, 4, 5 and 7 are cross-conditioned on the approval of each other. The Advisory Organizational Documents Proposals 6A-F and the Adjournment Proposal are not cross-conditioned upon the approval of any other proposal set forth in this proxy statement/prospectus. Notwithstanding the order of the resolutions on the notice to the extraordinary general meeting, the Adjournment Proposal may be presented first to the holders of ATII Ordinary Shares if, based on the tabulated vote collected at the time of the extraordinary general meeting, there are insufficient votes for, or otherwise in connection with, the approval of the Condition Precedent Proposals. The transactions contemplated by the Merger Agreement will be consummated only if the Condition Precedent Proposals are approved at the extraordinary general meeting.

Date, Time and Place of the Extraordinary General Meeting

The extraordinary general meeting will be held at            Eastern Time on           , 2026 and will be a virtual meeting conducted via live webcast at            (the “extraordinary general meeting website”). For the purposes of Cayman Islands law and the Current Charter, the physical location of the extraordinary general meeting will be at the offices of ATII at.

Registering for the Extraordinary General Meeting

Any holder of ATII Ordinary Shares wishing to attend the extraordinary general meeting virtually must pre-register for the extraordinary general meeting at            by            Eastern Time on           , 2026. For purposes of attendance at the extraordinary general meeting, all references in this proxy statement to “present” shall mean virtually present at the extraordinary general meeting. To register for the extraordinary general meeting, please follow these instructions as applicable to the nature of your ownership of ATII Ordinary Shares:

•

If your ATII Ordinary Shares are registered in your name with the Transfer Agent and you wish to attend the virtual meeting, go to           , enter the 12-digit control number included on your proxy card or notice of the extraordinary general meeting and click on the “Click here to preregister for the online meeting” link at the top of the page. Just prior to the start of the extraordinary general meeting you will need to log back into the extraordinary general meeting site using your control number. Pre-registration is recommended, but is not required in order to attend.

•

If your ATII Ordinary Shares are held in a stock brokerage account or by a bank or other nominee, you are considered the “beneficial holder” of the ATII Ordinary Shares held for you in what is known as “street name.” Beneficial holders of ATII Ordinary Shares who wish to attend the extraordinary general meeting must obtain a legal proxy by contacting their account representative at the bank, broker, or other nominee that holds their ATII Ordinary Shares and e-mail a copy (a legible photograph is sufficient) of their legal proxy to           . Beneficial holders of ATII Ordinary Shares who e-mail a valid legal proxy will be issued a 12-digit meeting control number that will allow them to register to attend and participate in the virtual extraordinary general meeting. After contacting the Transfer Agent, such holder of ATII Ordinary Shares will receive an e-mail prior to the extraordinary general meeting with a link and instructions for attending the virtual extraordinary general meeting. Beneficial holders of ATII Ordinary Shares should contact the Transfer Agent at least five business days prior to the extraordinary general meeting date in order to ensure access.

Voting Power; Record Date

Only holders of ATII Ordinary Shares at the close of business on the Record Date are entitled to notice of the extraordinary general meeting and to vote at the extraordinary general meeting pursuant to the Companies Act and the Current Charter. A list of holders of ATII Ordinary Shares entitled to vote at the extraordinary general meeting will be available at our principal executive offices located at 2093 Philadelphia Pike #1968, Claymont, DE 19703, during regular business hours for a period of no less than ten days prior to the extraordinary general meeting, as well as electronically at the extraordinary general meeting website. As of            , 2026, which is the Record Date for the extraordinary general meeting, there were 29,590,000 ATII Ordinary Shares outstanding, of which 23,000,000 were ATII Public Shares held by persons other than the Insiders. Holders of ATII Ordinary Shares will be entitled to one vote for each ATII Ordinary Share owned at the close of business on the Record Date.

If you hold your ATII Ordinary Share in “street name”, you should instruct your bank, broker or other nominee how to vote your ATII Ordinary Shares at the extraordinary general meeting in accordance with the voting instruction form that you will receive from your bank, broker or other nominee. Your bank, broker or other nominee cannot vote on any of the proposals, including the Business Combination Proposal, without your instructions. ATII Warrants do not have voting rights.

A quorum of holders of ATII Ordinary Shares is necessary to hold a valid extraordinary general meeting. A quorum will be present at the extraordinary general meeting if the holders of at least a majority of the 29,590,000 issued and outstanding ATII Ordinary Shares entitled to vote at the extraordinary general meeting as of the Record Date are represented in person or by proxy.

As such, the presence, in person or represented by proxy, at the extraordinary general meeting of the holders of at least 14,795,001 additional holders of ATII Ordinary Shares, entitled to vote at the extraordinary general meeting as of the Record Date, would be required to achieve a quorum at the extraordinary general meeting.

Because the Sponsor, which includes among its members each of the Insiders, the Initial Shareholders and BTIG collectively have the right to vote 6,590,000 ATII Ordinary Shares, or approximately 22.27% of the 29,590,000 issued and outstanding ATII Ordinary Shares as of the Record Date, at the extraordinary general meeting and will attend the extraordinary general meeting, we would need the presence, in person or represented by proxy, at the extraordinary general meeting of the holders of at least an additional 8,205,001 ATII Public Shares, or approximately 35.67% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, to establish a quorum to hold the extraordinary general meeting in connection with the Proposed Transaction.

Abstentions and broker non-votes, while considered present for the purposes of establishing a quorum at the extraordinary general meeting, will not count as a vote cast at the extraordinary general meeting and otherwise will have no effect on a particular proposal under the Companies Act and the Current Charter. In the event that quorum is not present at the extraordinary general meeting, it is expected that the extraordinary general meeting will be adjourned to solicit additional proxies.

Abstentions and Broker Non-Votes

If your ATII Ordinary Shares are held in a stock brokerage account or by a bank or other nominee, you are considered the “beneficial holder” of the ATII Ordinary Shares held for you in what is known as “street name.” If this is the case, this proxy statement/prospectus may have been forwarded to you by your brokerage firm, bank or other nominee, or its agent, and you may need to obtain a proxy form from the institution that holds your ATII Ordinary Shares and follow the instructions included on that form regarding how to instruct your broker, bank or nominee as to how to vote your ATII Ordinary Shares. Under the rules of various national and regional securities exchanges, your broker, bank, or nominee cannot vote your ATII Ordinary Shares with respect to non-discretionary matters unless you provide instructions on how to vote in accordance with the information and procedures provided to you by your broker, bank, or nominee. We believe all the proposals presented to the holders of ATII Ordinary Shares will be considered non-discretionary and therefore your broker, bank, or nominee cannot vote your ATII Ordinary Shares without your instruction. Your bank, broker, or other nominee can vote your ATII Ordinary Shares only if you provide instructions on how to vote. As the beneficial holder of the ATII Ordinary Shares, you have the right to direct your broker, bank or other nominee as to how to vote your ATII Ordinary Shares and you should instruct your broker to vote your ATII Ordinary Shares in accordance with directions you provide. If you do not provide voting instructions to your broker on a particular proposal on which your broker does not have discretionary authority to vote, your ATII Ordinary Shares will not be voted on that proposal. This is called a “broker non-vote.”

Abstentions and broker non-votes, while considered present for the purposes of establishing a quorum at the extraordinary general meeting, will not count as votes cast at the extraordinary general meeting, and otherwise will have no effect on a particular proposal under the Companies Act and the Current Charter.

Vote Required for Approval

The approval and adoption of the Business Combination Proposal, the Director Election Proposal, the Stock Issuance Proposal, the Advisory Organizational Documents Proposal and the Equity Incentive Plan Proposal requires an Ordinary Resolution of the holders of ATII Ordinary Shares under the Companies Act and the Current Charter, being a resolution passed by the affirmative vote of a simple majority of the votes cast by holders of the ATII Ordinary Shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the extraordinary general meeting (assuming presence of a quorum).

The approval and adoption of the Domestication Merger Proposal and the Organizational Documents Proposal requires a Special Resolution of the holders of ATII Ordinary Shares under Companies Act and the Current Charter, being a resolution passed by the affirmative vote of at least two-thirds of votes cast by holders of the ATII Ordinary Shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the extraordinary general meeting (assuming presence of quorum).

Each Condition Precedent Proposal is conditioned upon the approval of the other Condition Precedent Proposals. Therefore, if all Condition Precedent Proposals are not approved, none of the Condition Precedent Proposals will have any effect, even if certain Condition Precedent Proposals are approved by holders of ATII Ordinary Shares. The Advisory Organizational Documents Proposals are not conditioned upon any other proposal.

The approval of the Adjournment Proposal requires an Ordinary Resolution of the holders of ATII Ordinary Shares under the Companies Act and the Current Charter, being a resolution passed by the affirmative vote of a simple majority of the votes cast by the holders of the ATII Ordinary Shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the extraordinary general meeting (assuming presence of a quorum). The Adjournment Proposal is not conditioned upon any other proposal.

The Sponsor, which includes among its members each of the Insiders, the Initial Shareholders and BTIG collectively have the right to vote 6,590,000 of the 29,590,000 issued and outstanding ATII Ordinary Shares as if the Record Date. As a result, 8,205,001 additional votes of holders of ATII Public Shares, or approximately 35.67% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, will be required to approve and adopt, by Ordinary Resolution of the holders of ATII Ordinary Shares, the Business Combination Proposal, the Director Election Proposal, the Stock Issuance Proposal, the Advisory Organizational Documents Proposals, the Equity Incentive Plan Proposal and, if presented, the Adjournment Proposal, while 13,136,667 additional votes of holders of ATII Public Shares, or approximately 57.12% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, will be required to approve and adopt, by Special Resolution of the holders of ATII Ordinary Shares, the Domestication Merger Proposal and the Organizational Documents Proposal.

Because the Sponsor, which includes among its members each of the Insiders, the Initial Shareholders and BTIG collectively have the right to vote 6,590,000 ATII Ordinary Shares, or approximately 22.27% of the 29,590,000 issued and outstanding ATII Ordinary Shares as of the Record Date, at the extraordinary general meeting and will attend the extraordinary general meeting, we would need the presence, in person or represented by proxy, at the extraordinary general meeting of the holders of at least an additional 8,205,001 ATII Public Shares, or approximately 35.67% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, to establish a quorum to hold the extraordinary general meeting in connection with the Proposed Transaction.

Abstentions and broker non-votes, while considered present for the purposes of establishing a quorum at the extraordinary general meeting, will not count as a vote cast at the extraordinary general meeting and otherwise will have no effect on a particular proposal under the Companies Act and the Current Charter. In the event that quorum is not present at the extraordinary general meeting, it is expected that the extraordinary general meeting will be adjourned to solicit additional proxies.

Stock Ownership and Interests of Certain Persons

ATII Ordinary Shares Held by Insiders

Unaffiliated security holders of ATII should keep in mind that the Insiders, including the Sponsor and each of ATII’s directors and officers, and entities affiliated with them, have interests in the proposals that are different from, or in addition to, those of the unaffiliated security holders of ATII. See “Proposal No. 1 —  The Business Combination Proposal — Interests of the Sponsor, and ATII’s Directors and Officers in the Business Combination” and “Certain Relationships and Related Persons Transactions” for more information related to certain transactions and arrangements with the Insiders. The existence of financial and personal interests of one or more of ATII’s directors may result in a conflict of interest of ATII and the unaffiliated ATII Public Shareholders and what he, she or they may believe is best for himself, herself or themselves. In addition, the Sponsor and ATII’s officers have interests in the Business Combination that may conflict with your interests as an unaffiliated security holder of ATII. The financial interests of the Insiders may have influenced their motivation in identifying and selecting Forge Nano as a business combination target, completing an initial business combination with Forge Nano and influencing the operation of the business following the Closing.

In connection the recommendation of the ATII Board to vote for the proposals, holders of ATII Ordinary Shares should consider these interests. The Insiders and BTIG have each agreed to vote all of their respective Founder Shares and ATII Private Shares purchased in a private placement concurrently with the IPO in favor of the proposals being presented at the extraordinary general meeting.

The Sponsor, which includes among its members each of the Insiders, the Initial Shareholders and BTIG collectively have the right to vote 6,590,000 of the 29,590,000 issued and outstanding ATII Ordinary Shares as if the Record Date. As a result, 8,205,001 additional votes of holders of ATII Public Shares, or approximately 35.67% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, will be required to approve and adopt, by Ordinary Resolution of the holders of ATII Ordinary Shares, the Business Combination Proposal, the Director Election Proposal, the Stock Issuance Proposal, the Advisory Organizational Documents Proposals, the Equity Incentive Plan Proposal and, if presented, the Adjournment Proposal, while 13,136,667 additional votes of holders of ATII Public Shares, or approximately 57.12% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, will be required to approve and adopt, by Special Resolution of the holders of ATII Ordinary Shares, the Domestication Merger Proposal and the Organizational Documents Proposal.

Because the Sponsor, which includes among its members each of the Insiders, the Initial Shareholders and BTIG collectively have the right to vote 6,590,000 ATII Ordinary Shares, or approximately 22.27% of the 29,590,000 issued and outstanding ATII Ordinary Shares as of the Record Date, at the extraordinary general meeting and will attend the extraordinary general meeting, we would need the presence, in person or represented by proxy, at the extraordinary general meeting of the holders of at least an additional 8,205,001 ATII Public Shares, or approximately 35.67% of the 23,000,000 issued and outstanding ATII Public Shares as of the Record Date, to establish a quorum to hold the extraordinary general meeting in connection with the Proposed Transaction.

We currently expect that each of the Insiders and BTIG will vote all of their respective ATII Ordinary Shares (1) “FOR” the Business Combination Proposal, (2) “FOR” the Domestication Merger Proposal, (3) “FOR” the Director Election Proposal, (4) “FOR” the Stock Issuance Proposal, (5) “FOR” the Organizational Documents Proposal, (6) “FOR” the Advisory Organizational Documents Proposal, (7) “FOR” the Equity Incentive Plan Proposal and (8) “FOR” the Adjournment Proposal, if needed.

Voting at the Extraordinary General Meeting

You can vote at the extraordinary general meeting, which will be held at           Eastern Time on           , 2026, at            (unless the extraordinary general meeting is adjourned or postponed).

You may also authorize the persons named as proxies on the proxy card to vote your ATII Ordinary Shares by returning the proxy card in advance by mail, over the Internet or by telephone. Although ATII offers three different voting methods, ATII encourages you to vote over the Internet or by phone as ATII believes they are the most cost-effective methods. We also recommend that you vote as soon as possible, even if you are planning to attend the extraordinary general meeting, so that the vote count will not be delayed. Both the Internet and the telephone provide convenient, cost-effective and reliable alternatives to returning your proxy card by mail. If you choose to vote your shares over the Internet or by telephone, there is no need for you to submit your proxy card by mail.

To Vote Over the Internet:

Vote at           in advance of the extraordinary general meeting. The Internet voting system is available 24 hours until 11:59 p.m. Eastern Time on           , 2026. Once you enter the Internet voting system, you can record and confirm (or change) your voting instructions.

To Vote by Telephone:

Use the telephone number shown on your proxy card. The telephone voting system is available 24 hours per day in the United States until 11:59 p.m. Eastern Time on           , 2026. Once you enter the telephone voting system, a series of prompts will tell you how to record and confirm (or change) your voting instructions.

To Vote by Proxy Card:

If you received a proxy card, mark your voting instructions on the card and sign, date and return it in the postage-paid envelope provided. For your mailed proxy card to be counted, we must receive it before            Eastern Time on           , 2026.

All ATII Ordinary Shares represented by properly signed and dated proxies received by the deadline indicated above will be voted at the extraordinary general meeting in accordance with the instructions of the holder of such ATII Ordinary Shares. Properly signed and dated proxies that do not contain voting instructions will be voted: (1) “FOR” the Business Combination Proposal; (2) “FOR” the Domestication Merger Proposal; (3) “FOR” the Director Election Proposal; (4) “FOR” the Stock Issuance Proposal; (5) “FOR” the Organizational Documents Proposal; (6) “FOR” the Advisory Organizational Documents Proposal; (7) “FOR” the Equity Incentive Plan Proposal; and (8) “FOR” the Adjournment Proposal, if needed. Proxy cards that are returned without a signature will not be counted as present at the extraordinary general meeting and cannot be voted under the Companies Act and the Current Charter.

If your ATII Ordinary Shares are held in “street name” through a bank, broker or other nominee, you may vote through your bank, broker or other nominee by completing and returning the voting form provided by your bank, broker or other nominee or attending the extraordinary general meeting and voting using your control number, or, if you did not obtain a control number, contacting your bank, broker or other nominee to obtain a control number so that you may vote. If such a service is provided, you may vote over the Internet or telephone through your bank, broker or other nominee by following the instructions on the voting form provided by your bank, broker or other nominee. If you do not return your bank’s, broker’s or other nominee’s voting form, via the Internet or telephone through your bank, broker or other nominee, if possible, or do not attend and vote at the extraordinary general meeting, your shares will not be considered present for the purposes of establishing a quorum at the extraordinary general meeting, will not count as votes cast at the extraordinary general meeting, and otherwise will have no effect on a particular proposal under the Companies Act and the Current Charter.

Revocability of Proxies

Any proxy given by a holder of ATII Ordinary Shares may be revoked at any time prior to the extraordinary general meeting by doing any of the following:

●	if a proxy was submitted by telephone or over the Internet, by submitting another proxy by telephone or over the Internet, in accordance with the instructions detailed in the section of this proxy statement/prospectus entitled “Extraordinary General Meeting of ATII – Voting at the Extraordinary General Meeting” at any time before the closing of the voting facilities by 11:59 p.m. Eastern Time on , 2026;
●	by submitting a properly signed and dated proxy card with a date later than the date of the previously submitted proxy relating to the same ATII Ordinary Shares, provided such proxy card is received no later than the close of business of , 2026;
●	by delivering a signed written notice of revocation bearing a date later than the date of the proxy to the offices of ATII at 2093 Philadelphia Pike #1968, Claymont, DE 19703, stating that the proxy is revoked, provided such written notice is received no later than the close of business on , 2026; or
●	by attending the extraordinary general meeting and voting thereat (your attendance at the extraordinary general meeting will not, by itself, revoke your proxy).

If you hold your ATII Ordinary Shares in “street name,” you should contact your bank, broker or other nominee for instructions regarding how to change your vote.

Any adjournment, postponement or other delay of the extraordinary general meeting, including pursuant to the Adjournment Proposal for the purpose of soliciting additional proxies, will allow holders of ATII Ordinary Shares who have already sent in their proxies for the extraordinary general meeting to revoke them at any time prior to their use at the adjourned, postponed or delayed extraordinary general meeting.

ATII Board’s Recommendation (page 126)

The ATII Board, after considering the factors more fully described in the enclosed proxy statement/prospectus, has unanimously: (i) determined that the Merger Agreement and the transactions contemplated thereby, including the Business Combination, are fair to and in the best interests of ATII and the holders of ATII Ordinary Shares, (ii) approved and declared advisable the Merger Agreement and the transactions contemplated therein, including the Business Combination, (iii) directed that the adoption of the Merger Agreement be submitted to a vote of the holders of ATII Ordinary Shares at the extraordinary general meeting and (iv) resolved to recommend the adoption of the Merger Agreement and the approval of the Business Combination by holders of ATII Ordinary Shares at the extraordinary general meeting. The ATII Board unanimously recommends that you vote: (1) “FOR” the Business Combination Proposal; (2) “FOR” the Domestication Merger Proposal; (3) “FOR” the Director Election Proposal; (4) “FOR” the Stock Issuance Proposal; (5) “FOR” the Organizational Documents Proposal; (6) “FOR” the Advisory Organizational Documents Proposal; (7) “FOR” the Equity Incentive Plan Proposal; and (8) “FOR” the Adjournment Proposal.

For a more complete description of the ATII Board’s reasons for the approval of the Business Combination and the recommendation of the ATII Board, see the section titled “Proposal No. 1 – The Business Combination Proposal – the ATII Board Reasons for the Approval of the Business Combination.”

When you consider the recommendation of the ATII Board to vote in favor of approval and adoption of the proposals, you should keep in mind that the Sponsor, ATII’s directors and officers and entities affiliated with them have interests in the Business Combination Proposal, the Domestication Merger Proposal, the Director Election Proposal, the Stock Issuance Proposal, the Organizational Documents Proposal, the Advisory Organizational Documents Proposal, the Equity Incentive Plan Proposal and the Adjournment Proposal that are different from or in addition to (and which may conflict with) your interests as an unaffiliated security holder of ATII.

The existence of financial and personal interests of one or more of ATII’s directors may result in a conflict of interest on the part of such director(s) between what he, she or they believes is in the best interests of ATII and the holders of ATII Ordinary Shares and what he, she or they may believe is best for himself, herself or themselves. In addition, the Sponsor and ATII’s officers have interests in the Business Combination that may conflict with your interests as an unaffiliated security holder of ATII. The financial interests of the Sponsor, as well as ATII’s directors and officers, may have influenced their motivation in identifying and selecting Forge Nano as a business combination target, completing an initial business combination with Forge Nano and influencing the operation of the business following the Closing. In considering the recommendation of the ATII Board to vote for the proposals, holders of ATII Ordinary Shares should consider these interests. Further, the unaffiliated security holders of ATII should keep in mind that Forge Nano’s officers, directors and entities affiliated with them have interests in such proposals that are different from, or in addition to, those of unaffiliated security holders of ATII. See “Proposal No. 1 — The Business Combination Proposal — Interests of the Sponsor and ATII’s Directors and Officers in the Business Combination” and “Certain Relationships and Related Persons Transactions” for more information related to certain transactions and arrangements between Forge Nano and Forge Nano’s directors and officers.

Redemption Rights

Pursuant to the Current Charter, an ATII Public Shareholder may elect to have ATII redeem all or a portion of the ATII Public Shares held by such ATII Public Shareholder in exchange for cash if the Business Combination (or any other initial business combination) is consummated during the Completion Window. If the Business Combination is approved and completed during the Completion Window, an ATII Public Shareholder will be entitled to receive cash in exchange for any ATII Public Shares held by such ATII Public Shareholder only if:

(i)

(a) such ATII Public Shareholder holds ATII Public Shares or (b) such ATII Public Shareholder holds ATII Public Shares through ATII Public Units and elects to separate its ATII Public Units into the underlying ATII Public Shares and ATII Public Warrants prior to exercising its redemption rights with respect to the ATII Public Shares;

(ii)

such ATII Public Shareholder submits a written request to the Transfer Agent including the legal name, phone number and address of the beneficial owner of the ATII Public Shares for which redemption is requested, that ATII redeem all or a portion of such ATII Public Shareholder’s ATII Public Shares in exchange for cash; and

(iii)

such ATII Public Shareholder tenders or delivers your share certificates for ATII Public Shares (if any) along with the redemption forms to the Transfer Agent, physically or electronically through DTC.

ATII Public Shareholders must complete the procedures for electing to redeem their ATII Public Shares in the manner described above prior to       Eastern Time on        , 2026 (up to two business days prior to the initially scheduled vote on the Business Combination Proposal and the other proposals included in this proxy statement/prospectus) in order for their ATII Public Shares to be redeemed. Holders of ATII Public Units must elect to separate any ATII Public Units held by them into the underlying ATII Public Shares and ATII Public Warrants prior to exercising their redemption rights with respect to the ATII Public Shares. ATII Public Shareholders may elect to redeem their ATII Public Shares even if they vote “FOR” the Business Combination Proposal. If the Business Combination (or any other initial business combination) is not consummated during the Completion Window, the ATII Public Shares will be returned to their respective holder, broker or bank.

If the Business Combination (or any other initial business combination) is consummated during the Completion Window, and if any ATII Public Shareholder properly exercises their right to redeem all or a portion of the ATII Public Shares that they hold and timely tenders or delivers its ATII Public Share certificates (if any) and other redemption forms (as applicable) to the Transfer Agent, ATII will redeem such ATII Public Shares for a per-share price, payable in cash, equal to quotient obtained by dividing (1) the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination (or any other initial business combination) during the Completion Window, including interest earned on the Trust Account (net of taxes paid or payables, if any), by (2) the aggregate number of ATII Public Shares then issued and outstanding. For illustrative purposes, as of March 31, 2026, this would have amounted to approximately $10.52 per issued and outstanding ATII Public Share based on the value of the funds in the Trust Account of approximately $242.0 million. If any ATII Public Shareholder exercises their redemption rights in full, then they will be electing to exchange all of their ATII Public Shares in exchange for cash and will thereafter no longer own ATII Public Shares. See “Extraordinary General Meeting of ATII — Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your ATII Public Shares in exchange for cash.

Notwithstanding the foregoing, pursuant to the Current Charter, any ATII Public Shareholder, together with any affiliate of such ATII Public Shareholder or any other person with whom such ATII Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its ATII Public Shares with respect to more than an aggregate of 15% of the ATII Public Shares then issued and outstanding without ATII’s prior consent. Accordingly, if any ATII Public Shareholder, alone or acting in concert or as a “group,” seeks to redeem more than an aggregate of 15% of the ATII Public Shares then issued and outstanding, then any such ATII Public Shares in excess of that 15% limit would not be redeemed without ATII’s prior consent.

Holders of the ATII Warrants will not have Redemption Rights with respect to the ATII Warrants pursuant to the terms of the ATII Warrant Agreement and the Current Charter.

Ownership of Pubco after the Closing

Upon consummation of the Business Combination, the post-Closing share ownership of Pubco under (1) the No Additional Redemptions Scenario, (2) the 25% Redemptions Scenario, (3) the 50% Redemptions Scenario, (4) the 75% Redemptions Scenario and (5) the Maximum Redemptions Scenario, excluding the dilutive effect of Pubco SPAC Warrants, Pubco Forge Nano Warrants, Pubco Ascent Warrants, Pubco Options, PIPE Warrants, Reset PIPE Warrants, Additional PIPE Warrants and Earn-Out Shares, would be as follows:

	Voting Interests in Pubco
	No Additional		25%		50%		75%		Maximum
	Redemptions(1)		Redemptions(2)		Redemptions(3)		Redemptions(4)		Redemptions(5)
	Shares	%	Shares	%	Shares	%	Shares	%	Shares	%
ATII Public Shareholders	23,000,000	15.3%	17,250,000	11.9%	11,500,000	8.3%	5,750,000	4.3%	—	0.0%
Initial Shareholders(6)	3,290,000	2.2%	3,290,000	2.3%	3,290,000	2.4%	3,290,000	2.5%	3,290,000	2.6%
Forge Nano Stockholders(7)	108,758,914	72.2%	108,758,914	75.1%	108,758,914	78.2%	108,758,914	81.5%	108,758,914	85.2%
PIPE Investors (8)	15,600,000	10.3%	15,600,000	10.7%	15,600,000	11.1%	15,600,000	11.7%	15,600,000	12.2%
Total	150,648,914	100.0%	144,898,914	100.0%	139,148,914	100.0%	133,398,914	100.0%	127,648,914	100.0%
(1)	Assumes that no ATII Public Shareholders exercise redemption rights with respect to their redeemable ATII Public Shares in exchange for a pro rata share of the funds in the Trust Account.
(2)	Assumes that 25% of maximum redeemable ATII Public Shares, or 5,750,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $60.5 million from the funds in the Trust Account based on the Assumed Redemption Price.
(3)	Assumes that 50% of maximum redeemable ATII Public Shares, or 11,500,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $121.0 million from the funds in the Trust Account based on the Assumed Redemption Price.
(4)	Assumes that 75% of maximum redeemable ATII Public Shares, or 17,250,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $181.5 million from the funds in the Trust Account based on the Assumed Redemption Price.
(5)	Assumes that 100% of maximum redeemable ATII Public Shares, or 23,000,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $242.0 million from the funds in the Trust Account based on the Assumed Redemption Price.
(6)	Consists of (i) the 2,450,000 shares of Pubco Common Stock issued to the Sponsor and the Initial Shareholders in exchange for 2,450,000 Founder Shares (assuming that 3,300,000 shares of Pubco Common Stock issued in exchange for 3,300,000 Founder Shares are transferred by the Sponsor to the PIPE Investors upon the Closing pursuant to the Purchaser Support Agreement), (ii) the 530,000 ATII Private Shares held by the Sponsor and (iii) the 310,000 ATII Private Shares held by BTIG.
(7)	Consists of (i) the 108,758,914 shares of Pubco Common Stock issuable in respect of 3,827,857 shares of Forge Nano Common Stock (including shares of Forge Nano Common Stock issued upon conversion of Forge Nano Preferred Stock immediately prior to the First Effective Time (including all outstanding shares of Forge Nano Series D Preferred Stock issued following December 31, 2025)) based on the Exchange Ratio. The Exchange Ratio is based the Forge Nano Common Stock, Forge Nano Preferred Stock and Forge Nano Common Stock underlying the Forge Nano Convertible Securities, in each case, outstanding as of , 2026, and does not reflect any issuances of Forge Nano Common Stock, Forge Nano Preferred Stock or Forge Nano Convertible Securities after such date.
(8)	Consists of (i) the 10,000,000 PIPE Subscribed Shares acquired by the Initial PIPE Investor pursuant to the PIPE Subscription Agreement at a subscription price of $10.00 per share, (ii) the 3,300,000 Founder Shares transferred by the Sponsor to the PIPE Investors in connection with the PIPE Financing for no additional cash consideration pursuant to the Purchaser Support Agreement, and (iii) the 2,300,000 Additional PIPE Subscribed Shares to be acquired by the Additional PIPE Investors pursuant to the Additional PIPE Subscription Agreements at a subscription price of $10.00 per share. After giving effect to the transfer of the 3,000,000 Founder Shares from the Sponsor, the Initial PIPE Investor’s effective purchase price for shares of Pubco Common Stock received in connection with the PIPE Financing is approximately $7.69 per share, which is lower than the approximately $10.52 per share that ATII Public Shareholders would otherwise receive based on the Assumed Redemption Price

The following table illustrates varying ownership levels of Pubco immediately following the Business Combination on a fully diluted basis(1):

	Voting Interests in Pubco
	No		25%		50%		75%		Maximum
	Redemption		Redemptions		Redemptions		Redemptions		Redemptions
	Shares	%	Shares	%	Shares	%	Shares	%	Shares	%
ATII Public Shareholders(2)	34,500,000	11.7%	28,750,000	10.0%	23,000,000	8.1%	17,250,000	6.2%	11,500,000	4.2%
Initial Shareholders(3)	3,710,000	1.3%	3,710,000	1.3%	3,710,000	1.3%	3,710,000	1.3%	3,710,000	1.4%
Forge Nano Stockholders(4)	210,000,000	71.5%	210,000,000	72.9%	210,000,000	74.4%	210,000,000	75.9%	210,000,000	77.5%
PIPE Investors(5)	45,600,000	15.5%	45,600,000	15.8%	45,600,000	16.2%	45,600,000	16.6%	45,600,000	16.9%
Total	293,810,000	100.0%	288,060,000	100.0%	282,310,000	100.0%	276,560,000	100.0%	270,810,000	100.0%
(1)	This table makes the same assumptions as in the preceding ownership table, except that this table reflects certain dilutive issuances as described in the following footnotes. This table excludes any ATII Ordinary Shares issuable upon exercise of the Pubco Options.
(2)	Includes the 11,500,000 shares of Pubco Common Stock underlying the Pubco SPAC Warrants issued in exchange for the ATII Public Warrants.
(3)	Includes the 420,000 shares of Pubco Common Stock underlying the Pubco SPAC Warrants issued in exchange for the ATII Private Warrants.
(4)	Includes (i) the 8,896,715 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants, consisting of (a) the 1,859,028 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants issued in exchange for the 65,430 shares of Forge Nano Common Stock issuable upon exercise of Forge Nano OIC Penny Warrants at an exercise price of $0.01 per share, based on the Exchange Ratio, (b) the 6,692,560 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants issued in exchange for the 235,550 shares of Forge Nano Common Stock issuable upon exercise of Forge Nano OIC Warrants at an exercise price of $ per share as of immediately prior to the First Effective Time, based on the Exchange Ratio, (c) the 88,022 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants issued in exchange for the 3,098 shares of Forge Nano Common Stock underlying the Forge Nano SVB Warrants at an exercise price of $ per share as of immediately prior to the First Effective Time, based on the Exchange Ratio, and (d) the 257,105 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants issued in exchange for the 9,049 shares of Forge Nano Common Stock underlying the Forge Nano SEP Warrants at an exercise price of $ per share as of immediately prior to the First Effective Time, based on the Exchange Ratio, (ii) the 2,344,371 shares of Pubco Common Stock underlying the Pubco Ascent Warrants issued in exchange for the 82,512 shares of Forge Nano Common Stock underlying the Forge Nano Ascent Options, at an exercise price of $ per share as of immediately prior to the First Effective Time expiring on December 31, 2028, subject to extension to December 31, 2029 at the holder’s election, in which case the exercise price per share applicable to any exercise occurring between January 1, 2029 and December 31, 2029 will increase by 25%, from $ to $ per share, based on the Exchange Ratio and (iii) the 90,000,000 Earn-Out Shares to be distributed to the Forge Nano Stockholders who receive Closing Payment Shares and the holders of Forge Nano Convertible Securities upon achievement of certain milestones during the Earn-Out Period pursuant to the Merger Agreement.
(5)	Includes (i) the 15,000,000 shares of Pubco Common Stock underlying the PIPE Warrants, with an exercise price of $10.00 per share (subject to adjustments as described in this proxy statement/prospectus), (ii) the 5,000,000 shares of Pubco Common Stock underlying the Additional Warrants, with an exercise price of $10.00 per share (subject to adjustments as described in this proxy statement/prospectus) and (iii) the 10,000,000 shares of Pubco Common Stock underlying the Reset Warrants, with an initial exercise price equal to the PIPE Reset Price (subject to adjustments as described in this proxy statement/prospectus).

The table above excludes the dilutive impact of shares of Pubco Common Stock that will be available for issuance under Pubco’s incentive award plan immediately following completion of the Business Combination. Pubco Shareholders will experience additional dilution to the extent Pubco issues additional shares of Pubco Common Stock after the Closing.

In addition to the changes in percentage ownership depicted above, variation in the levels of redemptions will impact the dilutive effect of certain equity issuances related to the Business Combination, which would not otherwise be present in an underwritten public offering. Increasing levels of redemptions by holders of ATII Public Shares will increase the dilutive effect of these issuances on non-redeeming holders of the ATII Public Shares.

The securities to be issued to the Sponsor, the Initial Shareholders, the Insiders, the Forge Nano Stockholders and the PIPE Investors may result in a material dilution of the equity interests of non-redeeming ATII Public Shareholders.

For more information, please see the sections entitled “Unaudited Pro Forma Condensed Combined Financial Information” and “Proposal No. 1 — The Business Combination Proposal — Ownership of Pubco After the Closing.”

All of the relative percentages above are for illustrative purposes only and are based upon certain assumptions as described in the section entitled “Unaudited Pro Forma Condensed Combined Financial Information”. For more information, including the ownership percentages in the No Additional Redemptions Scenario and the effect of certain dilutive securities, see the section entitled “Proposal No. 1 — The Business Combination Proposal — Ownership of Pubco After the Closing”.

Proxy Solicitation

The ATII Board is soliciting your proxy and ATII will bear the cost of soliciting proxies.         has been retained to assist with the solicitation of proxies. ATII expects to pay         a fee of $         , plus certain costs associated with additional services, as necessary, and         will be reimbursed for its reasonable out-of-pocket expenses for these and other advisory services in connection with the extraordinary general meeting. Forms of proxies and proxy materials may also be distributed through brokers, custodians and other like parties to the beneficial owners of ATII Ordinary Shares, in which case these parties will be reimbursed for their reasonable out-of-pocket expenses in accordance with SEC and Nasdaq regulations. Proxies may also be solicited in person or by telephone, facsimile, electronic mail or other electronic medium by         or, without additional compensation, by ATII, the ATII Directors or any officers and employees of ATII. This solicitation is being made by mail but also may be made by telephone. ATII, the ATII Directors and any officers and employees of ATII may also solicit proxies online. ATII will file with the SEC all scripts and other electronic communications as proxy soliciting materials.

If a holder of ATII Ordinary Shares grants a proxy, such holder may still vote its ATII Ordinary Shares in person if it revokes its proxy before the extraordinary general meeting. A holder of ATII Ordinary Shares also may change its vote by submitting a later-dated proxy as described in “Extraordinary General Meeting of ATII — Revoking Your Proxy.”

Anticipated Date of Consummation of the Business Combination

Assuming the timely satisfaction of necessary closing conditions, including the approval by the holders of ATII Ordinary Shares, by Ordinary Resolution of the holders of ATII Ordinary Shares, of the Business Combination Proposal, we currently anticipate that the Business Combination will be consummated in the third calendar quarter of 2026. However, the exact timing of consummation of the Business Combination cannot be predicted because the Business Combination is subject to closing conditions specified in the Merger Agreement and summarized in this proxy statement/prospectus, many of which are outside of our control.

Regulatory Matters

Neither ATII nor Forge Nano is aware of any material regulatory approvals or actions that are required for completion of the Business Combination, other than the regulatory notices and approvals discussed in “Proposal No. 1 – The Business Combination Proposal — Merger Agreement — Closing Conditions — Conditions to the Obligations of Each Party.” It is presently contemplated that if any such additional regulatory approvals or actions are required, those approvals or actions will be sought. There can be no assurance, however, that any additional approvals or actions will be obtained.

Implications of Being an Emerging Growth Company

ATII is, and Pubco expects to be, an “emerging growth company” as defined in the Jumpstart Our Business Startups (the “JOBS Act”). As an “emerging growth company,” ATII takes, and Pubco may (and intends to) take, advantage of specified reduced reporting and other requirements that are otherwise applicable to public companies. These provisions include, among other things:

●	exemption from the auditor attestation requirement under Section 404(b) of the Sarbanes-Oxley Act in the assessment of the effectiveness of our internal control over financial reporting;
●	exemption from new or revised financial accounting standards applicable to public companies until such standards are also applicable to private companies;
●	exemption from compliance with certain types of new requirements adopted by the Public Company Accounting Oversight Board (United States) (“PCAOB”);
●	exemption from the requirement to seek non-binding stockholder advisory votes on executive compensation and golden parachute arrangements;
●	reduced disclosure about executive compensation arrangements; and
●	the ability to present only two (2) years of audited financial statements and only two (2) years of related “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in ATII’s and/or Pubco’s periodic reports and registration statements filed with the SEC, including in this proxy statement/prospectus.

ATII and/or Pubco may choose to take advantage of some, but not all, of these reduced burdens. For example, ATII and/or Pubco have (i) taken advantage of the reduced reporting requirement with respect to disclosure regarding executive compensation arrangements and (ii) presented only two (2) years of audited financial statements in this proxy statement/prospectus. In addition, ATII and/or Pubco may take advantage of the exemption from the auditor attestation requirement in the assessment on the effectiveness of their internal control over financial reporting. In addition, while ATII and/or Pubco have elected to avail themselves of the exemption to adopt new or revised accounting standards until those standards apply to private companies, ATII and/or Pubco are permitted and may elect to early adopt certain new or revised accounting standards for which the respective standard allows for early adoption. We have elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that ATII and/or Pubco (i) are no longer an “emerging growth company” as defined in the JOBS Act or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. For as long as ATII and/or Pubco take advantage of these reduced reporting obligations, the information that ATII and/or Pubco provide to holders of ATII Ordinary Shares or shares of Pubco Common Stock, as applicable, may be different from information provided by other similarly situated public companies.

ATII and/or Pubco will remain an “emerging growth company” until the earlier of (1) the last day of the fiscal year (a) following February 12, 2030, (b) in which it has total annual gross revenue of at least $1.235 billion, or (c) in which it is deemed to be a large accelerated filer, which means the market value of its common equity that is held by non-affiliates exceeds $700 million as of the end of the prior fiscal year’s second fiscal quarter and (2) the date on which it has issued more than $1.00 billion in non-convertible debt securities during the prior three-year period.

Implications of Being a Smaller Reporting Company

Additionally, ATII is, and Pubco expects to be, a “smaller reporting company,” meaning that the market value of its ATII Ordinary Shares or shares of Pubco Common Stock, as applicable, held by non-affiliates is less than $700 million and annual revenue is less than $100 million during the most recently completed fiscal year. As such, ATII and/or Pubco are eligible for exemptions from various reporting requirements applicable to other public companies that are not “smaller reporting companies,” including, but not limited to, reduced disclosure obligations regarding executive compensation.

ATII and/or Pubco will remain a “smaller reporting company” until the last day of the fiscal year in which (1) the market value of ATII Ordinary Shares or shares of Pubco Common Stock, as applicable, held by non-affiliates exceeds $250 million as of the prior June 30 or (2) annual revenues exceed $100 million during such completed fiscal year and the market value of ATII Ordinary Shares or shares of Pubco Common Stock, as applicable, held by non-affiliates exceeds $700 million as of the prior June 30.

Stock Exchange Listing of Pubco Common Stock and Pubco Warrants

Pubco intends to apply to list the (i) Pubco Common Stock and (ii) Pubco SPAC Warrants that were originally issued as part of the ATII Public Units on Nasdaq under the proposed symbols NANO and NANOW, respectively, upon the Closing.

Pursuant to the terms of the Merger Agreement, as a closing condition, Pubco is required to cause the Pubco Common Stock to be issued in connection with the Business Combination to be approved for listing on Nasdaq, but there can be no assurance that such listing condition will be met. If such listing condition is not met, the Business Combination will not be consummated unless the listing condition is waived by all of the parties to the Merger Agreement. It is important for you to know that, at the time of the extraordinary general meeting, Pubco may not have received from Nasdaq either confirmation of the listing of the Pubco Common Stock or that approval will be obtained prior to the consummation of the Business Combination. As a result, you may be asked to vote to approve the Business Combination and the other proposals included in this proxy statement/prospectus without such confirmation, and, further, it is possible that such confirmation may never be received and the Business Combination could still be consummated if such condition is waived by all of the parties to the Merger Agreement and therefore the Pubco Common Stock would not be listed on any nationally recognized securities exchange upon the Closing.

The ATII Public Units, ATII Public Shares and ATII Public Warrants are each currently quoted on Nasdaq. At the Domestication Merger Effective Time, the separate corporate existence of ATII will cease and the ATII Public Units, ATII Public Shares and ATII Public Warrants will each no longer be publicly traded and will be delisted from Nasdaq. In addition, the ATII Public Units, ATII Public Shares and ATII Public Warrants will each be deregistered under the Exchange Act, and ATII will no longer file periodic reports with the SEC.

U.S. Federal Income Tax Considerations

For a discussion summarizing certain material U.S. federal income tax considerations of the Domestication Merger and an exercise of Redemption Rights in connection with the Business Combination, please see “Material U.S. Federal Income Tax Considerations”.

Summary Unaudited Pro Forma Condensed Combined Financial Information

The following summary unaudited pro forma condensed combined financial information (the “Summary Pro Forma Information”) gives effect to the transactions contemplated by the Business Combination and related transactions. The Business Combination will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, although ATII will acquire all of the outstanding equity interests of Forge Nano in the Business Combination, ATII will be treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination will be reflected as the equivalent of Forge Nano issuing shares for the net assets of ATII, followed by a recapitalization whereby no goodwill or other intangible assets are recorded. Operations prior to the Business Combination will be those of Forge Nano.

The summary unaudited pro forma condensed combined balance sheet data as of March 31, 2026, gives effect to the Business Combination and related transactions as if they had occurred on March 31, 2026. The summary unaudited pro forma condensed combined statements of operations data for the three months ended March 31, 2026, and for the year ended December 31, 2025 give effect to the Business Combination and related transactions as if they had occurred on January 1, 2025, the beginning of the earliest periods presented.

The Summary Pro Forma Information has been derived from, should be read in conjunction with, the more detailed unaudited pro forma condensed combined financial information included in the section entitled “Unaudited Pro Forma Condensed Combined Financial Information” in this proxy statement/prospectus and the accompanying notes thereto. The unaudited pro forma condensed combined financial information is based upon, and should be read in conjunction with, the historical financial statements and related notes of ATII and Forge Nano for the applicable periods included in this proxy statement/prospectus. The Summary Pro Forma Information has been presented for informational purposes only and is not necessarily indicative of what Pubco’s financial position or results of operations actually would have been had the Business Combination and related transactions been completed as of the dates indicated. In addition, the Summary Pro Forma Information does not purport to project the future financial position or operating results of Pubco following the reverse recapitalization.

The unaudited pro forma condensed combined financial information has been prepared using the assumptions below with respect to the potential redemption for cash of ATII Public Shares:

●	Assuming No Redemption Scenario: This presentation assumes that none of the 23,000,000 ATII Public Shares, or 0% of the outstanding ATII Public Shares and 0% of all ATII Public Shares that are not subject to non-redemption agreements, are redeemed in connection with the Business Combination in exchange for a pro rata share of the funds in the Trust Account.
●	Assuming Maximum Redemptions Scenario: This presentation assumes that 23,000,000 ATII Public Shares, or 100% of the outstanding ATII Public Shares and 100% of all ATII Public Shares that are not subject to non-redemption agreements, are redeemed in connection with the Business Combination in exchange for aggregate redemption payments of $242.0 million (based on the value of the funds in the Trust Account on March 31, 2026), assuming a $10.52 per share redemption price. This scenario includes all adjustments contained in the No Additional Redemptions Scenario and presents additional adjustments to reflect the effect of the maximum redemptions.

	No	Maximum
	Redemption	Redemptions

	(in thousands, except share and per share data)
Summary Unaudited Pro Forma Condensed Combined Statement of Operations Data for the three months ended March 31, 2026
Net loss	$(12,083)	$(12,083)
Weighted average shares outstanding – basic and diluted	150,648,914	127,648,914
Basic and diluted net loss per share	$(0.08)	$(0.09)

	No	Maximum
	Redemption	Redemptions

	(in thousands, except share and per share data)
Summary Unaudited Pro Forma Condensed Combined Statement of Operations Data for the year ended December 31, 2025
Net loss	$(46,251)	$(46,251)
Weighted average shares outstanding – basic and diluted	150,648,914	127,648,914
Basic and diluted net loss per share	$(0.31)	$(0.36)

	No	Maximum
	Redemption	Redemptions

	(in thousands)
Summary Unaudited Pro Forma Condensed Combined Balance Sheet Data as of March 31, 2026
Total assets	$459,824	$220,121
Total liabilities	847,676	847,676
Total stockholders’ deficit	$(387,852)	$(627,555)

Summary Risk Factors

ATII believes it is important to communicate its expectations to the holders of ATII Ordinary Shares. However, there may be events in the future that neither ATII nor Forge Nano are able to predict accurately or over which they have control. The section in this proxy statement/prospectus entitled “Risk Factors” and the other cautionary language discussed in this proxy statement/prospectus provide examples of certain risks, uncertainties and events that may cause actual results to differ materially from the expectations described by ATII or Forge Nano in such forward-looking statements. Set forth below is only a summary of certain principal risks associated with an investment in our securities. You should carefully consider the following discussion of risks, as well as the discussion of risks included elsewhere in this proxy statement/prospectus, including those described under “Risk Factors.”

●	If Forge Nano does not successfully develop and deploy new technologies to address the needs of its customers, its business, financial condition and results of operations could be materially and adversely affected.
●	Forge Nano operates in highly competitive and rapidly evolving markets, and may be unable to compete effectively.
●	The semiconductor tool and battery markets are cyclical and variable, which may cause significant fluctuations in Forge Nano’s results.
●	Forge Nano is an early-stage company with a history of losses and expects to incur losses for the foreseeable future.
●	If Forge Nano fails to manage growth and scale its operations effectively, Forge Nano’s business could be adversely affected.
●	The proliferation of artificial intelligence presents competitive, legal, regulatory and other risks.
●	Forge Nano is exposed to risks associated with a highly concentrated customer base.
●	Cancellations, non-renewals or renegotiations of customer arrangements could adversely affect Forge Nano’s business and results of operations.
●	If Forge Nano cannot meet the specifications and requirements of our customers or adequately provide them with effective support and services, customer satisfaction and retention may be affected, and it could materially and adversely impact Forge Nano’s business.
●	Disruptions to Forge Nano’s supply chain and providers could impact Forge Nano’s ability to meet demand, increase Forge Nano’s costs, and adversely impact Forge Nano’s revenue and operating results.
●	Product defects or safety issues could result in recalls, liability and reputational harm.
●	Forge Nano may be unable to control input costs and achieve cost advantages as Forge Nano scales.
●	Forge Nano is subject to risks of doing business internationally, including international sales and management of global operations.
●	Forge Nano is exposed to foreign currency exchange rate fluctuations.
●	Disruptions in Forge Nano’s information technology systems (or those of Forge Nano’s key suppliers, contract manufacturers, distributors, sales agents and other partners) or other cybersecurity incidents could adversely affect Forge Nano’s business operations and result in the loss or misappropriation of, and unauthorized access to, sensitive information.
●	The availability and cost of raw materials that Forge Nano requires may fluctuate, which could adversely affect Forge Nano and Forge Nano’s customers.
●	Forge Nano has outstanding indebtedness and may incur additional debt from time to time to finance working capital, capital expenditures, investments or acquisitions, or for other corporate purposes.
●	Forge Nano may require additional capital, which may not be available on acceptable terms or at all.
●	Forge Nano may pursue acquisitions, including the acquisition of HzO, which could divert management’s attention, cause Forge Nano to incur unanticipated costs and liabilities, and fail to achieve the benefits anticipated by Forge Nano, any of which could adversely affect Forge Nano’s business, financial condition and results of operations.
●	If Forge Nano is unable to protect or enforce Forge Nano’s intellectual property, Forge Nano’s business and competitive position would be harmed.
●	Forge Nano is subject to environmental, health and safety regulations that could increase costs and affect Forge Nano’s operations.
●	Forge Nano is subject to various risks related to new, different, inconsistent, or even conflicting laws, rules, and regulations that may be enacted by legislative or executive bodies and/or regulatory agencies in the countries in which Forge Nano operates.
●	Changes in trade policy, tariffs and export controls could limit Forge Nano’s sales and increase costs.
●	Natural disasters, public health crises and other catastrophic events could disrupt Forge Nano’s operations.
●	The requirements of being a public company may strain Forge Nano’s resources and distract Forge Nano’s management and Forge Nano will incur substantial costs as a result of being a public company.
●	Sales of a substantial amount of Pubco Common Stock in the public market, particularly sales by Forge Nano’s executive officers, directors and significant stockholders, or the perception that these sales could occur, could cause the market price of Pubco Common Stock to decline.
●	A decline in the price of Pubco Common Stock could affect Forge Nano’s ability to raise working capital and adversely impact Forge Nano’s ability to continue operations.
●	Pubco does not intend to pay any cash dividends in the foreseeable future and, therefore, any return on your investment in Pubco’s capital stock must come from increases in the fair market value and trading price of Pubco’s capital stock.
●	If the benefits of the Business Combination do not meet the expectations of investors or securities analysts, the market price of Pubco Securities may decline.
●	Pubco will be controlled or substantially influenced by the Forge Nano Stockholders who receive Closing Payment Shares in connection with the Business Combination following the Closing, whose interests may conflict with other stockholders.
●	The ATII Public Shareholders will experience immediate dilution as a consequence of the issuance of shares of Pubco Common Stock to the Forge Nano Stockholders who receive Closing Payment Shares and the holders of Pubco Convertible Securities issued in exchange for Forge Nano Convertible Securities, if any, in accordance with and subject to the terms and conditions of the Merger Agreement, as consideration in the Business Combination and due to future issuances pursuant to the Forge Nano Equity Incentive Plan.
●	The Initial PIPE Investor subscribed for 10,000,000 shares of Pubco Common Stock at a subscription price of $10.00 per share, and will also be transferred an aggregate of 3,000,000 shares of Pubco Common Stock at the Closing by the Sponsor pursuant to the Purchaser Support Agreement. The effective purchase price per share for the Initial PIPE Investor taking into account this transfer from the Sponsor, is $7.69 for the Initial PIPE Investor.
●	Sales of a substantial amount of shares of Pubco Common Stock in the public market, particularly sales by our executive officers, directors and significant stockholders, or the perception that these sales could occur, could cause the market price of shares of Pubco Common Stock to decline.
●	The future exercise of registration rights may adversely affect the market price of the shares of Pubco Common Stock.
●	Even if the Business Combination is consummated, the Pubco SPAC Warrants that were originally issued as part of the ATII Public Units may never be in the money, and they may expire worthless. The terms of the Pubco SPAC Warrants that were originally issued as part of the ATII Public Units may be amended in a manner adverse to a holder if holders of at least a majority of the then outstanding Pubco SPAC Warrants approve of such amendment.
●	Pubco may redeem your unexpired Pubco SPAC Warrants that were originally issued as part of the ATII Public Units prior to their exercise at a time that is disadvantageous to you, thereby making such Pubco SPAC Warrants worthless.
●	Pubco will be a “smaller reporting company” and “emerging growth company” under the U.S. federal securities laws, and the reduced reporting requirements applicable to “smaller reporting companies” and “emerging growth companies” could make the shares of Pubco Common Stock less attractive to investors.
●	The Initial Shareholders, including the ATII Directors and officers of ATII, control a substantial interest in ATII prior to the Business Combination and thus may influence certain actions requiring a vote of the holders of ATII Ordinary Shares.
●	The Sponsor, ATII’s directors and officers and their affiliates have interests in the Business Combination and the proposals described in this proxy statement/prospectus that are different from, or in addition to and/or in conflict with, those of the holders of ATII Ordinary Shares generally.
●	Non-redeeming ATII Public Shareholders will experience immediate dilution as a consequence of the issuance of Pubco Common Stock as consideration in the Business Combination and in connection with the PIPE Financing and the Additional PIPE Financing.
●	The ability of ATII Public Shareholders to exercise redemption rights with respect to a large number of ATII Public Shares could increase the probability that the Business Combination would be unsuccessful and that you would have to wait for liquidation in order to redeem your ATII Public Shares.
●	The ATII Board is not required to and did not obtain a fairness opinion in connection with the Business Combination. Holders of ATII Ordinary Shares are therefore relying on the judgment of the ATII Board, and will not have assurance from an independent source that the consideration ATII is paying for Forge Nano is fair to ATII from a financial point of view.
●	Since the Sponsor, the ATII Directors and the officers of ATII have interests that are different, or in addition to (and which may conflict with), the interests of the holders of ATII Ordinary Shares generally, a conflict of interest may have existed in determining whether the Business Combination with Forge Nano is appropriate as our initial business combination within the Completion Window. Such interests include that the Sponsor will lose its entire investment in us if our initial business combination is not completed during the Completion Window.
●	The historical financial results of Forge Nano and unaudited condensed combined pro forma financial information included elsewhere in this proxy statement/prospectus may not be indicative of what Pubco’s actual financial position or results of operations would have been.
●	If third parties bring claims against us, the proceeds held in the Trust Account could be reduced and the per-ATII Public Share redemption amount received by any ATII Public Shareholder that redeems its ATII Public Share in exchange for cash may be less than $10.00 per share (which was the offering price per ATII Public Unit in the IPO).
●	The process of taking a company public by means of a business combination with a SPAC is different from taking a company public through an underwritten public offering and may create risks for unaffiliated investors.
●	Upon consummation of the Business Combination, the rights of holders of Pubco Common Stock arising under the DGCL as well as Proposed Organizational Documents will differ from and may be less favorable to the rights of holders of ATII Ordinary Shares arising under the Companies Act as well as our Current Charter.

De-SPAC, Background, Prospectus Summary [Text Block]

As discussed in this proxy statement/prospectus, ATII will ask the holders of ATII Ordinary Shares to approve and adopt, by Ordinary Resolution of the holders of ATII Ordinary Shares, the Business Combination Proposal. The ATII Board has unanimously approved the Business Combination Proposal and recommended its approval to the holders of ATII Ordinary Shares at the extraordinary general meeting.

De-SPAC, Board Determination, Prospectus Summary [Text Block]

The ATII Board, after considering the factors more fully described in the enclosed proxy statement/prospectus, has unanimously: (i) determined that the Merger Agreement and the transactions contemplated thereby, including the Business Combination, are fair to and in the best interests of ATII and the holders of ATII Ordinary Shares, (ii) approved and declared advisable the Merger Agreement and the transactions contemplated thereby, including the execution, delivery and performance of the Merger Agreement, (iii) directed that the adoption of the Merger Agreement be submitted to a vote of the holders of ATII Ordinary Shares at the extraordinary general meeting and (iv) resolved to recommend the adoption of the Merger Agreement and the approval of the Business Combination Proposal by the holders of ATII Ordinary Shares at the extraordinary general meeting.

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Prospectus Summary, Board Determination, Target Company Valuation Considered [Text Block]	The ATII Directors and officers of ATII have substantial experience in evaluating the operating and financial merits of companies from a wide range of industries and concluded that their experience and background enabled such ATII Directors and officers of ATII to make the necessary analyses and determinations regarding the Business Combination. After careful consideration of the terms and conditions of the Merger Agreement, the ATII Board has determined that the Business Combination and the transactions contemplated thereby are fair to and in the best interests of ATII and the holders of ATII Ordinary Shares because the ATII Board believes that Forge Nano is a company with strong revenue growth potential. Forge Nano has been operating for some time and the ATII Board believes that they have demonstrated a good return on investment capital for their client base in the semiconductor space. In reaching its decision with respect to the Business Combination and the transactions contemplated thereby, the ATII Board also reviewed various industry and financial data and the due diligence and evaluation materials provided by Forge Nano, demonstrating that Forge Nano has a business plan dedicated to both near-term cash flow as well as long-term growth. The majority of the independent directors of the ATII Board are not required, under the Current Charter or the Companies Act, to retain an unaffiliated representative to act solely on behalf of unaffiliated ATII Public Shareholders for purposes of negotiating the terms of the Merger Agreement and/or preparing a report concerning the approval of the Business Combination, and no such person was retained.
De-SPAC Prospectus Summary, Board Determination, Financial Projections Relied Upon [Text Block]	In reaching its decision with respect to the Business Combination and the transactions contemplated thereby, the ATII Board also reviewed various industry and financial data and the due diligence and evaluation materials provided by Forge Nano, demonstrating that Forge Nano has a business plan dedicated to both near-term cash flow as well as long-term growth. The majority of the independent directors of the ATII Board are not required, under the Current Charter or the Companies Act, to retain an unaffiliated representative to act solely on behalf of unaffiliated ATII Public Shareholders for purposes of negotiating the terms of the Merger Agreement and/or preparing a report concerning the approval of the Business Combination, and no such person was retained.
De-SPAC Prospectus Summary, Board Determination, Dilution Considered [Text Block]
●	The ATII Public Shareholders will experience immediate dilution as a consequence of the issuance of shares of Pubco Common Stock to the Forge Nano Stockholders who receive Closing Payment Shares and the holders of Pubco Convertible Securities issued in exchange for Forge Nano Convertible Securities, if any, in accordance with and subject to the terms and conditions of the Merger Agreement, as consideration in the Business Combination and due to future issuances pursuant to the Forge Nano Equity Incentive Plan.

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

The existence of financial and personal interests of one or more of ATII’s directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of ATII and the unaffiliated ATII Public Shareholders and what he, she or they may believe is best for himself, herself or themselves. In addition, the Sponsor and ATII’s officers have interests in the Business Combination that may conflict with your interests as an unaffiliated ATII Public Shareholder.

Such interests of the Sponsor, as well as ATII’s directors and officers, may have influenced their motivation in identifying and selecting Forge Nano as a business combination target, completing an initial business combination with Forge Nano and influencing the operation of the business following the Closing. In considering the recommendation of the ATII Board to vote for the proposals, holders of ATII Ordinary Shares should consider these interests.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

Sponsor and the Initial Shareholders

5,750,000 shares of Pubco Common Stock upon conversion of 5,750,000 Founder Shares; provided, if ATII consummates the Business Combination during the Completion Window, the Sponsor will, following the Domestication Merger, become the beneficial owner of 2,7500,000 shares of Pubco Common Stock (assuming Sponsor transfers 3,000,000 shares of Pubco Common Stock issued in exchange for 3,000,000 Founder Shares in the Domestication Merger to the Initial PIPE Investor to secure the financing transaction in connection with the Business Combination pursuant to the Purchaser Support Agreement and retains 300,000 shares of Pubco Common Stock issued in exchange for 300,000 Founder Shares in the Domestication Merger)

530,000 shares of Pubco Common Stock upon conversion of 530,000 ATII Ordinary Shares underlying ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

265,000 PubCo SPAC Warrants upon conversion of 265,000 ATII Private Warrants underlying 530,000 ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

$10,000 per month until liquidation or completion of an initial business combination

Up to $1,500,000 in Working Capital Loans, which loans may be convertible into units at the Business Combination at a price of $10.00 per unit.

The Sponsor acquired 5,750,000 Founder Shares in June 2024, prior to the IPO, for an aggregate purchase price of $25,000, or approximately $0.004 per ATII Ordinary Share.

The Sponsor acquired 530,000 ATII Private Shares and 265,000 ATII Private Warrants included in the 530,000 ATII Private Units purchased in a private placement concurrently with the IPO for an aggregate purchase price of $5,300,000.

ATII entered into an administrative services agreement providing that, commencing on the effective date of the IPO, ATII agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of its initial business combination or its liquidation, ATII will cease paying these monthly fees.

As disclosed in the IPO prospectus, ATII may issue Working Capital Loans that would either be repaid upon consummation of an initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of ATII, at a price of $10.00 per unit. If ATII completes an initial business combination during the Completion Window, ATII would repay the Working Capital Loans out of the proceeds of the Trust Account released to ATII in connection with its initial business combination. Otherwise, the Working Capital Loans would be repaid only out of funds held outside of the Trust Account. In the event that an initial business combination is not completed during the Completion Window, ATII may use a portion of proceeds held outside of the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The units of ATII into which such Working Capital Loans may be convertible would be identical to the ATII Private Units issued concurrently with the IPO. As of the date of this proxy statement/prospectus, ATII has no outstanding borrowings under Working Capital Loans.

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

BTIG

310,000 shares of Pubco Common Stock upon conversion of 310,000 ATII Ordinary Shares underlying ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

155,000 PubCo SPAC Warrants upon conversion of 155,000 ATII Private Warrants underlying 310,000 ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

BTIG acquired 310,000 ATII Private Shares and 155,000 ATII Private Warrants included in the 310,000 ATII Private Units purchased in a private placement concurrently with the IPO for an aggregate purchase price of $3,100,000.

ATII Directors and Officers of ATII

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination during the Completion Window. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.

Services in connection with identifying, investigating and completing an initial business combination.

De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]

Pursuant to the Current Charter, an ATII Public Shareholder may elect to have ATII redeem all or a portion of the ATII Public Shares held by such ATII Public Shareholder in exchange for cash if the Business Combination (or any other initial business combination) is consummated during the Completion Window. If the Business Combination is approved and completed during the Completion Window, an ATII Public Shareholder will be entitled to receive cash in exchange for any ATII Public Shares held by such ATII Public Shareholder only if:

(i)

(a) such ATII Public Shareholder holds ATII Public Shares or (b) such ATII Public Shareholder holds ATII Public Shares through ATII Public Units and elects to separate its ATII Public Units into the underlying ATII Public Shares and ATII Public Warrants prior to exercising its redemption rights with respect to the ATII Public Shares;

(ii)

such ATII Public Shareholder submits a written request to the Transfer Agent including the legal name, phone number and address of the beneficial owner of the ATII Public Shares for which redemption is requested, that ATII redeem all or a portion of such ATII Public Shareholder’s ATII Public Shares in exchange for cash; and

(iii)

such ATII Public Shareholder tenders or delivers your share certificates for ATII Public Shares (if any) along with the redemption forms to the Transfer Agent, physically or electronically through DTC.

ATII Public Shareholders must complete the procedures for electing to redeem their ATII Public Shares in the manner described above prior to       Eastern Time on        , 2026 (up to two business days prior to the initially scheduled vote on the Business Combination Proposal and the other proposals included in this proxy statement/prospectus) in order for their ATII Public Shares to be redeemed. Holders of ATII Public Units must elect to separate any ATII Public Units held by them into the underlying ATII Public Shares and ATII Public Warrants prior to exercising their redemption rights with respect to the ATII Public Shares. ATII Public Shareholders may elect to redeem their ATII Public Shares even if they vote “FOR” the Business Combination Proposal. If the Business Combination (or any other initial business combination) is not consummated during the Completion Window, the ATII Public Shares will be returned to their respective holder, broker or bank.

If the Business Combination (or any other initial business combination) is consummated during the Completion Window, and if any ATII Public Shareholder properly exercises their right to redeem all or a portion of the ATII Public Shares that they hold and timely tenders or delivers its ATII Public Share certificates (if any) and other redemption forms (as applicable) to the Transfer Agent, ATII will redeem such ATII Public Shares for a per-share price, payable in cash, equal to quotient obtained by dividing (1) the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination (or any other initial business combination) during the Completion Window, including interest earned on the Trust Account (net of taxes paid or payables, if any), by (2) the aggregate number of ATII Public Shares then issued and outstanding. For illustrative purposes, as of March 31, 2026, this would have amounted to approximately $10.52 per issued and outstanding ATII Public Share based on the value of the funds in the Trust Account of approximately $242.0 million. If any ATII Public Shareholder exercises their redemption rights in full, then they will be electing to exchange all of their ATII Public Shares in exchange for cash and will thereafter no longer own ATII Public Shares. See “Extraordinary General Meeting of ATII — Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your ATII Public Shares in exchange for cash.

Notwithstanding the foregoing, pursuant to the Current Charter, any ATII Public Shareholder, together with any affiliate of such ATII Public Shareholder or any other person with whom such ATII Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its ATII Public Shares with respect to more than an aggregate of 15% of the ATII Public Shares then issued and outstanding without ATII’s prior consent. Accordingly, if any ATII Public Shareholder, alone or acting in concert or as a “group,” seeks to redeem more than an aggregate of 15% of the ATII Public Shares then issued and outstanding, then any such ATII Public Shares in excess of that 15% limit would not be redeemed without ATII’s prior consent.

Holders of the ATII Warrants will not have Redemption Rights with respect to the ATII Warrants pursuant to the terms of the ATII Warrant Agreement and the Current Charter.

De-SPAC Transactions, Dilution [Line Items]
De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the changes in net tangible book value and dilution to existing shareholders at varying redemption levels (in thousands, except share and per share data).

	No Redemption(1)	25% Redemptions(2)	50% Redemptions(3)	75% Redemptions(4)	Maximum Redemptions(5)
Offering Price of the Securities in the Initial Registered offering price per share	$10.00	$10.00	$10.00	$10.00	$10.00

ATII’s net tangible book value as of March 31, 2026, as adjusted for redemptions	$267,062	$207,136	$147,210	$87,285	$27,359
ATII’s shares outstanding, as adjusted for redemptions	41,890,000	36,140,000	30,390,000	24,640,000	18,890,000
ATII’s net tangible book value per share as of March 31, 2026, as adjusted for redemptions	$6.38	$5.73	$4.84	$3.54	$1.45
Dilution per share to the existing ATII’s shareholders	$3.62	$4.27	$5.16	$6.46	$8.55

The following table illustrates the as-adjusted net tangible book value to ATII Shareholders and decrease in net tangible book value to ATII Shareholders as a result of transaction costs incurred by ATII, the PIPE Financing, and funds released from the Trust Account upon consummation of the Business Combination (in thousands, except share and per share data).

	No Redemption(1)	25% Redemptions(2)	50% Redemptions(3)	75% Redemptions(4)	Maximum Redemptions(5)
As adjusted net tangible book value per share	$6.38	$5.73	$4.84	$3.54	$1.45
Numerator adjustments
ATII’s net tangible book value as of March 31, 2026	$(7,140)	$(7,140)	$(7,140)	$(7,140)	$(7,140)
Transaction costs attributed to ATII	(2,460)	(2,460)	(2,460)	(2,460)	(2,460)
PIPE Financing in April 2026	11,659	11,659	11,659	11,659	11,659
PIPE Financing in June 2026	23,000	23,000	23,000	23,000	23,000
Settlement of deferred underwriting fee	—	575	1,150	1,725	2,300
Funds released from trust	242,003	181,502	121,001	60,501	—
As adjusted net tangible book value	$267,062	$207,136	$147,210	$87,285	$27,359
Denominator adjustments
ATII’s Public Shares outstanding	23,000,000	17,250,000	11,500,000	5,750,000	—
ATII Founder Shares outstanding	2,450,000	2,450,000	2,450,000	2,450,000	2,450,000
ATII Private Placement Shares outstanding	840,000	840,000	840,000	840,000	840,000
PIPE Shares outstanding	15,600,000	15,600,000	15,600,000	15,600,000	15,600,000
As adjusted total shares outstanding	41,890,000	36,140,000	30,390,000	24,640,000	18,890,000
(1)	Assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares for a pro rata share of the funds in the Trust Account.
(2)

Assumes that 25% of maximum redeemable shares, or 5,750,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $60.5 million based on the Assumed Redemption Price.

(3)

Assumes that 50% of maximum redeemable shares, or 11,500,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $121.0 million based on the Assumed Redemption Price.

(4)

Assumes that 75% of maximum redeemable shares, or 17,250,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $181.5 million based on the Assumed Redemption Price.

(5)

Assumes that 100% of maximum redeemable shares, or 23,000,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $242.0 million based on the Assumed Redemption Price.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

To the extent that additional shares are issued pursuant to the foregoing, ATII Shareholders will experience further dilution. In addition, ATII may enter into other transactions. To the extent ATII issues additional securities, investors and ATII’s shareholders may experience further dilution.